COMMONWEALTH SHAREHOLDER SERVICES, INC.
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229



December 19, 2002

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:   The World Funds, Inc.
      SEC File Nos. 333-29289/811-8255

Ladies and Gentlemen:

On behalf of The World Funds, Inc. (the "Company"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities ct of 1933, as amended, please find Post-Effective Amendment No. 27 to the Company's Registration Statement on Form N-1A ("PEA No. 27"). PEA No. 27 applies only to the Lara Treasury Management Fund series of the Company (the "Fund").

Questions concerning PEA No. 27 may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.



Very truly yours,




/s/ John Pasco, III
-------------------
John Pasco, III



cc:   Shaswat K. Das
      Steven M. Felsenstein
      Terrance James Reilly

As filed with the Securities and Exchange Commission on December 19, 2002

                                     Registration No. 333-29289
                                            File No.  811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.___27__                        |_X|
                                     --                            -

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.____28____                                    |_X|
                       --                                          -

                        (Check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

       --
      |_|  immediately upon filing pursuant to paragraph (b)
       --
      |  |  on ________________________ pursuant to paragraph (b)
       --
      |  |  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |_X|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock

THE WORLD FUNDS, INC.



Lara Treasury Management Fund



PROSPECTUS



Prospectus dated January ___, 2003






This prospectus describes the Lara Treasury Management Fund, a series of The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. This prospectus contains important information about the Class A, Class C and Institutional shares of the fund. Please read it carefully before investing.






As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information contained in this prospectus is complete or accurate. It is a criminal offense to suggest otherwise.

                                TABLE OF CONTENTS

                                                                            PAGE

Risk/Return Summary
Fund Performance
Fees and Expenses of the Fund
Management of the Fund
Shareholder Information
Distribution Arrangements
Distributions and Taxes
Shareholder Communications
Financial Highlights
For More Information









More detailed information on all subjects covered in this prospectus is contained in the Fund's Statement of Additional Information (the "SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

                               RISK/RETURN SUMMARY

Investment Objective

The investment objective of the Fund is to maximize total return from capital growth and income.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. Treasury securities. U.S. Treasury securities include U.S. Treasury bills, notes, bonds and U.S. Treasury STRIPS. This is not a fundamental policy and may be changed by the Board of Directors of the Company, without a vote of shareholders, upon sixty (60) days' prior notice.

The adviser considers the rates of return available for any particular maturity and compares that to the rates for other maturities in order to determine the relative and absolute differences as they relate to income and the potential for market fluctuation. There are no restrictions on the maturity composition of the Fund.

At the discretion of the adviser, the Fund may invest up to 100% of its assets in short-term government securities and cash for temporary defensive purposes. The Fund may also invest in repurchase agreements collateralized by U.S. government securities. During such a period, the Fund may not seek to achieve its investment objective.

Principal Risks

Your investment in the Fund is subject to certain risks. Therefore, you may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The price per share you receive when you sell your shares may be more or less than the price you paid for the shares. The Fund's investment success depends on the skill of the adviser in evaluating, selecting and monitoring the portfolio assets. If the adviser's conclusions are incorrect, the Fund may not perform as anticipated.

Other principal risks you should consider include:

Interest Rate

When interest rates rise, prices paid for debt securities paying lower interest rates usually fall. U.S. Treasury securities have historically involved little risk to principal because the United States government guarantees that interest and principal payments will be paid on time. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of a shareholder's investment in the Fund. In general, securities with longer maturities are more sensitive to changes in interest rates.

Treasury STRIPS

Because interest on stripped and zero coupon securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities. The longer the maturity of STRIPS, the greater the potential for market price fluctuation.


Who May Want to Invest

The Fund is intended for investors who are willing to hold their shares for a long period of time (e.g., in preparation for retirement); and/or are diversifying their investment portfolio.

Performance Information

No performance information is being presented because the Fund has not operated for a full calendar year.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay directly or indirectly in connection with an investment in the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)

------------------------------------------------------------------------
                                     Class A     Class C   Institutional
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed  5.75%       1.00%     None
on Purchases
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Deferred Sales Charge        2.00%       1.00%     None
(Load) (1)
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed  None        None      None
on Reinvested Dividends and
Distributions
------------------------------------------------------------------------
------------------------------------------------------------------------
Redemption                           None        None      None
Fees
------------------------------------------------------------------------
------------------------------------------------------------------------
Exchange                             None        None      None
Fees
------------------------------------------------------------------------

Estimated Annual Operating Expenses(expenses that are deducted from Fund assets)


------------------------------------------------------------------------
                                     Class A     Class C   Institutional
------------------------------------------------------------------------
------------------------------------------------------------------------
Advisory                             0.50%       0.50%     0.50%
Fee
------------------------------------------------------------------------
------------------------------------------------------------------------
Distribution (12b-1) Fees            None        0.75%     None
------------------------------------------------------------------------
------------------------------------------------------------------------
Other Expenses (2)                   0.52%       0.52%     0.52%
------------------------------------------------------------------------
------------------------------------------------------------------------
Service Fees                         0.25%       0.25%     None
------------------------------------------------------------------------
------------------------------------------------------------------------
Total Annual Fund Operating Expenses 1.27%       2.02%     1.02%
------------------------------------------------------------------------
------------------------------------------------------------------------
Fee Waivers and/or reimbursements(3) 0.27%       0.27%     0.27%
------------------------------------------------------------------------
------------------------------------------------------------------------
Net expenses                         1.00%       1.75%     0.75%
------------------------------------------------------------------------

(1) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within 360 days of purchase. The charge is a percentage of the net asset value at the time of purchase. A contingent deferred sales charge of 1.00% is imposed on the proceeds of Class C Shares redeemed within 360 days of purchase. The charge is a percentage of the net asset value at the time of purchase.

(2) Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The adviser has contractually agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 1.00%, 1.75% for the Fund's Class C Shares and 0.75% for the Fund's Institutional class of shares. The adviser may be entitled to the reimbursement of fees waived or reimbursed by the adviser to the Fund. The total amount of reimbursement recoverable by the adviser is the sum of all fees previously waived or reimbursed by the adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above.

Example:

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of the periods indicated. The example assumes that you earn a 5% annual return, with no change in Fund expense levels. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

                          1 Year          3 Years
                          ------          -------

Class A Shares (1)        $xxx            $xxx
Class C Shares             xxx             xxx
Institutional Shares       xxx             xxx

(1) With respect to Class A Shares, the above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge for Class A Shares varies depending upon the dollar amount invested. Accordingly, your actual expenses may vary.

                                   MANAGEMENT

Investment Adviser

The registered investment adviser of the Fund is The Lara Group, Ltd. (the "Adviser"), 8000 Towers Crescent Drive, Suite 660, Vienna, Virginia 22182-2700. The Adviser has provided asset management services to individuals and institutional investors since 1991. As of December 31, 2001, the Adviser managed approximately $30 million in assets.

The Adviser manages the Fund in accordance with its investment objective and policies. The Adviser makes decisions with respect to, and places orders for all purchases and sales of portfolio securities. For the advisory services provided by the Adviser to the Fund, the Adviser is entitled to receive an advisory fee payable monthly and calculated at the annual rate of 0.50% of the Fund's average daily net assets.

Portfolio Manager

Mr. Ron Lara, Portfolio Manager of the Fund, has over 30 years of investment experience. He is responsible for implementing the day-to-day management of the Fund's investment operations.

Mr. Lara entered the financial services field with a local Washington, D.C. firm. In 1977, he became one of the first Certified Financial Planners in the D.C. area. He started his own tax and investment-planning firm, Lara, Shull & May, Ltd., in 1981, where he began developing a strategy for buying and selling U.S. Treasuries. In 1987, he formally established the U.S. Treasury Bond Management Program. As a result of the program's success, The Lara Group, Ltd., was formed for the sole purpose of managing U.S. Treasuries. Mr. Lara continues as lead portfolio manager for The Lara Group.

Prior performance of the Adviser

The following table sets forth performance data relating to the historical performance of private institutional accounts managed by the Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. As of the date of this prospectus, the private institutional accounts represent approximately 100% of all assets currently managed by the Adviser. The data is provided to illustrate the past performance of the Adviser in managing accounts with comparable investment objectives and techniques as measured against market indices and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

The private institutional accounts that are included in the Adviser's composite, for which results are reported, are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or the Internal Revenue Code. Consequently, the performance results for the Adviser's composite could have been adversely affected if the private institutional accounts included in the composite had been regulated as investment companies. In addition, the operating expenses incurred by the private institutional accounts were lower than the anticipated operating expenses of the Fund, and, accordingly, the performance results of the composite are greater than what Fund's performance would have been.

The Lara Group, Ltd., has prepared and presented this information in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(R)), the U.S. and Canadian version of the Global Investment Performance Standards (GIPS(R)). AIMR has not been involved with the preparation or review of this report. Performance results shown are included as part of a complete disclosure presentation. Results are based on fully discretionary accounts under management, including those accounts no longer with the firm. Non-fee-paying accounts are not included in this composite. Past performance is not indicative of future results. Returns are presented gross and net of management fees and include the reinvestment of all income. Gross returns will be reduced by investment advisory fees and other expenses that may be incurred in the management of the account. Historically, the occurrence of longer maturity bond transactions has been infrequent. The annual composite dispersion presented is an asset-weighted standard deviation calculated for the accounts in the composite during the entire year.

Balanced portfolio segments are included in this composite and performance reflects required total segment plus cash returns using an allocation of cash returns methodology described in the 1997 AIMR-PPS handbook. Leverage is not used in this composite.

                              THE LARA GROUP, LTD.
                             TREASURY BOND COMPOSITE
                         ANNUAL DISCLOSURE PRESENTATION

-----------------------------------------------------------------------------
      Composite Assets   Total  Accounts   Asset-Weighted  Lehman    Annual
      ----------------   Firm   At Year                    Bros.     Composite
        U.S.$    % of    Assets   End      Annual Return   Treasury  Dispersion
Year             Firm    At Year                           Long Bond
end   (millions) Assets  End               GROSS   NET     Index
-----------------------------------------------------------------------------
 2001     21      90%      24      56       8.40%  8.40%     4.18%    0.10%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 2000     16      87%      18      45      26.55% 25.10%    20.28%   30.15%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 1999     11      77%      14      39       0.74% (0.49%)   (8.74%)   0.03%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 1998     14      97%      15      53       6.54%  6.54%    13.51%    0.04%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 1997     12      86%      14      50      23.13% 19.55%    15.07%    1.00%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 1996      6      85%      7       23      16.72% 13.71%    (0.89%)   N.A.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 1995      2      37%      4    5 or less  33.98% 33.00%    30.69%    N.A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
 1994      3      70%      4       12
-----------------------------------------------------------------------------
N.A.--Information is not statistically meaningful due to an insufficient number of portfolios in the composite for the entire year.

Treasury Bond Composite contains fully discretionary treasury bond accounts and for comparison purposes is measured against the Lehman Brothers Treasury Long Bond Index.

                             SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of a class are priced at net asset value ("NAV") per share of that class. The NAV is calculated by adding the value of all securities and other assets attributable to the class of the Fund, then subtracting liabilities attributable to that class. The net asset amount attributable to each class is divided by the number of shares of the class held by investors. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV per share of the classes may vary.

In calculating the NAV, the Fund's securities are valued using current market prices, if available. Securities for which current market values are not readily available are valued at fair value, as determined in good faith under procedures set by the Board of Directors of the Company.

The NAV is calculated after the closing of trading on the New York Stock Exchange ("NYSE") every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. The NYSE usually closes at 4 p.m., Eastern time, on weekdays, except for holidays.

Purchasing Shares

You may purchase Fund shares at the next public offering price ("POP") calculated after your order and payment are received in proper form. The POP for the Fund's Class A and Class C shares is equal to the NAV plus the initial sales charge, if any.

The POP for the Fund's Institutional shares is equal to the NAV. Institutional shares of the Fund are available for purchase by institutional investors, such as corporations and financial institutions (e.g. banks, savings and loan associations and broker-dealers) and clients of the Adviser.

Your order to buy shares is in proper form when your signed Application Form and check or wire payment is received.

Opening a New Account

You may purchase shares of the Fund by mail, by wire or through financial institutions. An Application Form accompanies this prospectus. Please use the Application Form when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares, you may call an account representative of the Fund toll free at (800) 776-5455.

Purchasing Shares by Mail

Please complete the attached Application Form and mail it with your check, payable to the Chase Mid-Cap Growth Fund, to the Fund's Transfer Agent, Fund Services, Inc, at the following address:

   Lara Treasury Management Fund
   c/o Fund Services, Inc.
   Post Office Box 26305
   Richmond, Virginia 23260

You may not send an Application Form via overnight delivery to post office box. If you wish to use an overnight delivery service, send your Application Form and check to the Fund's Transfer Agent at the following address:

   Lara Treasury Management Fund
   c/o Fund Services, Inc.
   1500 Forest Avenue, Suite 111
   Richmond, Virginia 23229

Purchasing Shares by Wire

To order by wire, you must have a wire account number. Please call the Transfer Agent toll free at (800) 628-4077 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the NYSE is open for trading, in order to receive this account number and further instructions. If you send your purchase by wire without the account number, your order may be delayed. You will be asked to fax your Application Form.

Once you have the account number, your bank or other financial institution may send the wire to the Fund's Transfer Agent with the following instructions:

  BANK OF AMERICA
  Richmond, VA
  ABA #0510 0001 7
  Account No.______________
  Fund Services, Inc.
  Credit to: Lara Treasury Management Fund
    For further credit to: Investor's account number; and
                           Name(s) of the investor(s)

Your bank or financial institution may charge a fee for sending the wire to the Fund.

Purchasing Through Financial Institutions

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may require payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investments.

You may purchase Institutional Shares of the Fund directly from First Dominion Capital Corp. ("FDCC" or the "Distributor") or through brokers or dealers who are members of the National Association of Securities Dealers, Inc. Institutional Shares of the Fund are also offered through financial supermarkets, investment advisers and consultants and other investment professionals. There are no sales charges in connection with purchasing Institutional Shares of the Fund; however, investment professionals who offer Institutional Shares may require the payment of fees from their individual clients.

Minimum Investments

The minimum initial investment for the Fund's Class A and Class C shares is $5,000. Subsequent investments must be in amounts of $1,000 or more. The Fund's Institutional Class Shares' minimum initial investment is $1,000,000 and subsequent investments must be $50,000 or more. Exceptions may be made at the Fund's discretion.

Share Class  Alternatives

The Fund currently offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares you are purchasing. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. For additional details about share class alternatives see "Distribution Arrangements."

Automatic Investment Plan

You may make regular monthly investments in amounts of $250 or more using the Automatic Investment Plan for the Fund's Class A and Class C shares. You may arrange for your bank or financial institution to transfer a pre-authorized amount on or about the 15th day of each month. You may select this service by completing the Automatic Investment Plan section of the Application Form and sending a voided check. You may terminate your participation in this Plan by calling the Transfer Agent at (800) 628-4077.

Class A Shares and Class C Shares Small Accounts

Due to the relatively higher cost of maintaining small accounts, the Company may deduct $12.50 per quarter from your account or may redeem the shares in your account, if the value of your account falls below $5,000. The Company will advise you in writing sixty (60) days prior to deducting the annual fee or closing your account, during which time you may purchase additional shares in any amount necessary to bring the account balance up to the required minimum. If you bring your account balance above the required minimum during this period, no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline.

Selling Your Shares

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next NAV calculated for the Fund after receiving your order in proper form, less any applicable contingent deferred sales charges. You may sell your shares by mail, wire or through a financial institution.

If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% contingent deferred sales charge if you redeem your shares within 360 days of purchase. A contingent deferred sales charge of 1.00% is imposed on the proceeds of Class C Shares redeemed within 360 days of purchase. The charges are a percentage of the net asset value at the time of purchase.

Normally the Fund pays you cash when you redeem your shares, but it has the right to deliver securities owned by the Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Redemption proceeds are normally mailed to you within three business days, but the Fund reserves the right to delay mailing proceeds until the seventh day if sending proceeds earlier could adversely affect the Fund. If any shares that you are selling are part of an investment that you've paid for with a check, the Fund may delay sending your redemption proceeds until your check to purchase shares clears, which can take up to 14 days.

Selling Your Shares by Mail

You may redeem your shares by sending a signed written request to the Fund. You must give your account number and state the number of shares (or amount) you wish to sell. If the account is in the name of more than one person, each shareholder must sign the written request. Certain requests to redeem shares may require signature guarantees. Send your written request to the Fund at:

   Lara Treasury Management Fund
   c/o Fund Services, Inc.
   Post Office Box 26305
   Richmond, Virginia 23260

Selling Your Shares by Telephone

If you authorized the Transfer Agent to accept telephone instructions by completing the "Telephone Privileges" section of the Fund's Application Form, you may sell your shares by calling the Transfer Agent toll free at (800) 628-4077. Your redemption will be mailed or wired according to your instructions to the bank account you designated on your Application Form. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Fund.

The Fund will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Fund reserves the right to refuse telephone instructions if it cannot reasonably confirm the telephone instructions. The Fund may be liable for losses from unauthorized or fraudulent telephone transactions only if these reasonable procedures are not followed. You may request telephone redemption privileges after your account is opened, however the authorization form requires a separate signature guarantee.

                            DISTRIBUTION ARRANGEMENTS

You may purchase Fund shares at the POP (which may include an initial sales charge). The amount of the initial sales charge you pay depends on the amount of your purchase. The following schedule displays the percentage you will pay.

Class A Shares

                               Sales Charge as a Percentage of
                               ------------------------------- Dealer Discount
                                   Offering    Net Amount      as a Percentage
                                   Price       Invested        of Offering
                                   -------     ----------      Price
                                                               ----------------

Less than $50,000                   5.75%      6.10%           5.00%
$50,000 but less than $100,000      4.50%      4.71%           3.75%
$100,000 but less than $250,000     3.50%      3.63%           2.75%
$250,000 but less than $500,000     2.50%      2.56%           2.00%
$500,000 but less than $1,000,000   2.00%      2.04%           1.75%
$1,000,000 or more                  1.00%      1.01%           1.00%

Class C Shares

All purchases                       1.00%      1.01%           1.00%

Waiver of Front-End Sales Charges

No sales charge shall apply to:

(1)  reinvestment of income dividends and capital gain distributions;

(2) exchanges of one fund's shares for those of another fund if a sales charge was paid at the time of the original purchase;

(3) purchases of Fund shares made by current or former directors, officers, employees, or agents of the Company, the Adviser, the Distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's Distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," including, but not limited to, banks, insurance companies, registered investment companies, business development companies, and small business investment companies;

(6) a charitable organization, as defined by the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;

(8) institutional retirement and deferred compensation plans and trusts used to fund those plans, as defined in the Code; and

(9) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees and transaction charges may apply to purchases and sales made through fund supermarkets.

Additional information regarding the waiver of sales charges may be obtained by calling the Fund at (800) 527-9525.

Rule 12b-1  Fees

The Fund has a Plan of Distribution (the "12b-1 Plan") for its Class C Shares. The Fund, through the 12b-1 Plan, may reimburse the Distributor up to a maximum of 0.75% of the average daily net assets of Class C Shares of the Fund for certain activities and expenses of selling shares. Because 12b-1 Plan expenses are paid by Class C Shares on an ongoing basis, over time, these fees will decrease your return and you may pay more than paying other types of sales charges. These expenses of Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers.

Shareholder Servicing Plan

The Fund has a shareholder servicing plan for its Class A Shares and Class C Shares. The Fund may pay authorized agents up to 0.25% of the average daily net assets attributable to its shareholders. The authorized agents may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; and
7) executing daily investment "sweep" functions.

The Fund does not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized agent may receive, including any service fees that authorized agents may receive from the Fund and any compensation that an authorized agent may receive directly from its clients.

General

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

The Fund offers the ability to purchase shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases. Review the SAI or call the Fund at (800) 527-9525 for further information.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually any net capital gains.

Distributions will automatically be reinvested in additional shares, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. The one major exception to these principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax deferred retirement account) will not be currently taxable. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 30% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

Shareholder Communications

The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

Adviser

The Lara Group, Ltd.
8000 Towers Crescent Drive, Suite 660
Vienna, Virginia 22182-2700



Distributor

First Dominion Capital Corp.
1500 Forest Avenue, Suite 223
Richmond, Virginia 23229


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661


Transfer Agent

Fund Services, Inc.
1500 Forest Avenue, Suite 111
Richmond, Virginia 23229


Independent Accountants

Tait, Weller and Baker
8 Penn Center Plaza
Philadelphia, Pennsylvania 19103


Legal Counsel

Greenberg Traurig, LLP
2001 Market Street
Two Commerce Square, Suite 2700
Philadelphia, Pennsylvania 19103

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Company's SAI dated January ____, 2003, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to The World Funds, Inc., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)

                              THE WORLD FUNDS, INC.
                         1500 FOREST AVENUE, SUITE 223,
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                       STATEMENT OF ADDITIONAL INFORMATION

                          Lara Treasury Management Fund

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the Lara Treasury Management Fund (the "Fund"), dated January ____, 2003, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Fund, free of charge, by writing to The World Funds, Inc. at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 527-9525.




The date of this SAI is January ____, 2003

                                TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----

General Information.................................................
Investment Objective................................................
Strategies and Risks................................................
Investment Programs.................................................
Investment Restrictions............................................
Management of the Company..........................................
Policies Concerning Personal Investment Activities.................
Principal Securities Holders.......................................
Investment Adviser and Advisory Agreement..........................
Management-Related Services........................................
Portfolio Transactions.............................................
Portfolio Turnover.................................................
Capital Stock and Dividends........................................
Distribution.......................................................
Additional Information about Purchases and Sales...................
Special Shareholder Services.......................................
Tax Status.........................................................
Investment Performance.............................................
Financial Information..............................................

                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund". This SAI relates to the Lara Treasury Management Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is currently authorized to issue three classes of shares: Class A Shares sold with a maximum front-end sales charge of 5.75%, Class C Shares sold with a reduced front-end sales charge of 1.00% and a contingent deferred sales charge of 1.00% if shares are redeemed within 360 days of purchase and Institutional Shares imposing no front-end or back-end sales loads and not charging any 12b-1 fees, but only available to certain institutional investors. Each class of shares are substantially the same as they represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses. See "Capital Stock and Dividends" in this SAI. The Fund is a "non-diversified" series, as that term is defined in the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "majority of outstanding voting shares" means the lesser of (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Directors of the Company without shareholder approval; except that, the Company will give the shareholders of the Fund at least sixty
(60) days' prior notice of any change with respect to its policy of investing, under normal market conditions, at least 80% of its net assets in debt securities.

                              INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize total return from capital growth and income. All investments entail some market and other risks and there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

U.S.  Government  Securities

The Fund may invest in U.S. Government Securities that are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

The term "U.S. Government Securities" refers to a variety of securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, and by various instrumentalities that have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. Government agencies or U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

U.S. Government securities include (1) securities that have no interest coupons (see "Treasury STRIPS" below) or have been stripped of their unmatured interest coupons, (2) individual interest coupons from such securities that trade separately, and (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Treasury STRIPS

STRIPS are obligations of the Treasury and are backed by the full faith and credit of the United States. The STRIPS program (Separate Trading of Registered Interest and Principal of Securities) lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. When a Treasury fixed-principal or inflation-indexed note or bond is stripped, each interest payment and the principal payment becomes a separate zero-coupon security. Each component has its own identifying number and can be held or traded separately. For example, a Treasury note with 10 years remaining to maturity consists of a single principal payment at maturity and 20 interest payments, one every six months for 10 years. When this note is converted to STRIPS form, each of the 20 interest payments and the principal payment becomes a separate security. STRIPS are also called zero-coupon securities because the only time an investor receives a payment during the life of a STRIP is when it matures.


Market prices of STRIPS fluctuate more than the prices of fully constituted securities of the same maturity. The market price of a STRIP reflects the fact that there is only one payment on a specific date in the future. The market price of a fully constituted Treasury note or bond reflects the fact that there is a series of semi-annual interest payments and a final payment at maturity. The longer the maturity of STRIPS, the greater is the potential market price fluctuation.

STRIPS sell at a discount because there are no periodic interest payments. An investor's income on a STRIP that is held to maturity is the difference between the purchase price and the amount received at maturity. Long-term STRIPS have lower market prices than short-term STRIPS, because long-term STRIPS accrue interest over a longer period of time.

The total income from a STRIPS security is fixed at the time of purchase when the security is held to maturity. When STRIPS are sold before maturity, the investor could realize a gain or loss because the market price could be more or less than the purchase price plus the amount of interest (and the inflation adjustment to principal in the case of inflation-indexed notes and bonds) that has accrued between the time the security was purchased and the sale date.

For Federal income tax purposes, the interest earned on STRIPS must be reported as income in the years in which it is earned. Inflation adjustments to principal on inflation-indexed securities must also be reported in the year earned. Income must be reported even though it is not received until maturity or the when the STRIPS are sold. The income tax treatment of STRIPS also takes into account market discount and capital gains or losses, if any.

Repurchase Agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. Government Securities. The Fund may enter into repurchase commitments for investment purposes for periods of thirty (30) days or more. Such commitments involve investment risks similar to those of debt securities in which the Fund invests. Under a repurchase agreement, a Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by a Fund. The Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, a Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Miscellaneous

The Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental  Investment  Policies  and  Restrictions

The Fund has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Fund. As a matter of fundamental policy, the Fund may not:

1)   invest in companies for the purpose of exercising management or control;

2) invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

3)   purchase or sell commodities or commodity contracts;

4)   invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs;

5) issue senior securities, (except the Fund may engage in transactions such as those permitted by the SEC release IC-10666);

6) act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at the time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

7) participate on a joint or a joint and several basis in any securities trading account;

8) purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

9) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund;

10) make loans, except that the Fund may lend securities, and enter into repurchase agreements secured by U.S. Government Securities; and

In applying the fundamental policy concerning concentration:

The percentage restriction on investment or utilization of assets is adhered to at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction; and

Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

      (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

      (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

      (iii)utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Non-Fundamental  Policies  and  Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the directors without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1)   Invest more than 15% of its net assets in illiquid securities; or

2)   Engage in arbitrage transactions.

                            MANAGEMENT OF THE COMPANY

Directors and Officers

The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).

======================================================================
Name, Address     Position(s)  Number  Principal             Other
and Age           Held with    of      Occupation(s) During  Directorships
                  Company      Funds   the Past 5 Years      by Directors
                  and Tenure   in                            and Number of
                               Company                       Funds in the
                               Overseen                      Complex Overseen
----------------------------------------------------------------------
----------------------------------------------------------------------
Interested Directors:
----------------------------------------------------------------------
----------------------------------------------------------------------
John Pasco,       Chairman,    7       Mr. Pasco is        Vontobel
III(1)            Director             Treasurer and a     Funds,
----------------- and                  Director            of Inc.--3
1500 Forest       Treasurer            Commonwealth        Funds;
Avenue,           since                Shareholder         The World
Suite 223         May, 1997            Services, Inc.,     Insurance
Richmond, VA                           ("CSS"), the        Trust--1
23229                                  Company's           Fund
(55)                                   Administrator,
                                       since 1985; President
                                       and Director of
                                       First Dominion Capital
                                       Corp., ("FDCC"),
                                       the Company's
                                       underwriter; Director
                                       and shareholder of
                                       Fund Services, Inc.,
                                       the Company's Transfer
                                       and Disbursing Agent
                                       since 1987; President
                                       and Treasurer of
                                       Commonwealth Capital
                                       Management, Inc.
                                       since 1983 which also
                                       owns an interest in
                                       the investment manager
                                       of The New Market
                                       Fund and an interest
                                       in the investment
                                       adviser to the Third
                                       Millennium Russia
                                       Fund, two other funds
                                       of the Company;
                                       President of Commonwealth
                                       Capital Management, LLC,
                                       a registered investment
                                       adviser, since December,
                                       2000; Shareholder of
                                       Commonwealth Fund
                                       Accounting, Inc., which
                                       provides bookkeeping
                                       services; Chairman, Director
                                       and Treasurer of Vontobel
                                       Funds, Inc., a registered
                                       investment company, since
                                       March, 1997; Chairman,
                                       Director and Treasurer
                                       of The World Insurance Trust,
                                       a registered investment company,
                                       since May, 2002. Mr. Pasco
                                       is also a certified
                                       public accountant.
----------------------------------------------------------------------
----------------------------------------------------------------------
Non-Interested Directors:
----------------------------------------------------------------------
----------------------------------------------------------------------
Samuel Boyd, Jr.  Director     7       Mr. Boyd is Manager     Vontobel
10808 Hob Nail    since                of the Customer         Funds,
Court             May, 1997            Services Operations     Inc.--3
Potomac, MD 20854                      and Accounting          Funds;
(60)                                   Division of the         The World
                                       Potomac Electric        Insurance
                                       Power Company since     Trust--1
                                       August, 1978; and       Fund
                                       Director of Vontobel
                                       Funds, Inc.,  a
                                       registered
                                       investment company,
                                       since March, 1997;
                                       Trustee of The World
                                       Insurance Trust,  a
                                       registered
                                       investment company,
                                       since May, 2002.
                                       Mr. Boyd is also a
                                       certified public
                                       accountant.
----------------------------------------------------------------------
----------------------------------------------------------------------
William E. Poist  Director     7       Mr. Poist is a        Vontobel
5272 River Road   since                financial and tax     Funds,
Bethesda, MD      May, 1997            consultant through    Inc.--3
20816                                  his firm Management   Funds;
(64)                                   Consulting for        The World
                                       Professionals since   Insurance
                                       1968; Director of     Trust--1
                                       Vontobel Funds,       Fund
                                       Inc.,   a registered
                                       investment company,
                                       since March, 1997;
                                       Trustee of The World
                                       Insurance Trust, a
                                       registered
                                       investment company,
                                       since May, 2002.
                                       Mr. Poist is also a
                                       certified public
                                       accountant.
----------------------------------------------------------------------
----------------------------------------------------------------------
Paul M. Dickinson Director     7       Mr. Dickinson is      Vontobel
8704              since                President of Alfred   Funds,
Berwickshire Dr.  May, 1997            J. Dickinson, Inc.    Inc.--3
Richmond, VA                           Realtors since        Funds;
23229                                  April, 1971;          The World
(53)                                   Director of Vontobel  Insurance
                                       Funds, Inc., a        Trust--1
                                       registered            Fund
                                       investment company,
                                       since March, 1997;
                                       and a Trustee of The
                                       World Insurance
                                       Trust, a registered
                                       investment company,
                                       since May, 2002.
----------------------------------------------------------------------
----------------------------------------------------------------------
Officers:
----------------------------------------------------------------------
----------------------------------------------------------------------
*F. Byron         Secretary    N/A     Mr. Parker is         N/A
Parker, Jr.       since                Secretary of CSS and
1500 Forest       May, 1997            FDCC since 1986;
Avenue,                                Secretary of
Suite 222                              Vontobel Funds,
Richmond, VA                           Inc., a registered
23229                                  investment company,
(57)                                   since March, 1997;
                                       Secretary of The
                                       World Insurance Trust, a
                                       registered investment
                                       company, since May,
                                       2002; and partner in
                                       the law firm Parker
                                       and McMakin.
----------------------------------------------------------------------
----------------------------------------------------------------------
Jane H. Williams  Vice         N/A     Ms. Williams is the   N/A
3000 Sand Hill    President            President of Sand
Road              of the               Hill Advisors, Inc.
Suite 150         Company              since August, 2000
Menlo Park, CA    and                  and was the
94025             President            Executive Vice
(52)              of the               President of Sand
                  Sand Hill            Hill Advisors, since
                  Portfolio            1982.
                  Manager
                  Fund
                  series
                  since
                  May, 1997.
----------------------------------------------------------------------
----------------------------------------------------------------------
Leland H. Faust   President    N/A     Mr. Faust is          N/A
One Montgomery    of the               President of CSI
St.,              CSI                  Capital Management,
Suite 2525        Equity               Inc. since 1978.
San Francisco,    Fund                 Mr. Faust is also a
CA 94104          series               partner in the law
(54)              and the              firm Taylor & Faust
                  CSI Fixed            since September,
                  Income               1975.
                  Fund
                  series
                  since
                  October,
                  1997.
----------------------------------------------------------------------
----------------------------------------------------------------------
*Franklin A.      Vice         N/A     Mr. Trice is          N/A
Trice, III        President            President of
P. O. Box 8535    of the               Virginia Management
Richmond, VA      Company              Investment Corp.
23226             and                  since May, 1998; and
(37)              President            a registered
                  of the               representative of
                  New                  FDCC, the Company's
                  Market               underwriter since
                  Fund                 September, 1998.
                  series               Mr. Trice was a
                  since                broker with Scott &
                  October,             Stringfellow from
                  1998.                March, 1996 to May,
                                       1997 and with
                                       Craigie, Inc. from
                                       March, 1992 to
                                       January, 1996.
----------------------------------------------------------------------
----------------------------------------------------------------------
*John T. Connor,  Vice         N/A     Mr. Connor is         N/A
Jr.               President            President of Third
1185 Avenue of    of the               Millennium
the Americas,     Company              Investment Advisors,
32nd Floor        and                  LLC since April
New York, NY      President            1998; and Chairman
10036             of the               of ROSGAL Insurance
(60)              Third                since 1993.
                  Millennium
                  Russia
                  Fund
                  series
                  since
                  October,
                  1998
----------------------------------------------------------------------
----------------------------------------------------------------------
*Steven T. Newby  Vice         N/A     Mr. Newby is          N/A
555 Quince        President            President of Newby &
Orchard Road      of the               Co., a NASD
Suite 610         Company              broker/dealer since
Gaithersburg, MD  and                  July, 1990; and
20878             President            President of xGENx,
(54)              of the               LLC since November,
                  GenomicsFund         1999.
                  series
                  since
                  March,
                  2000
----------------------------------------------------------------------
----------------------------------------------------------------------
Derwood S.        Vice         N/A     Mr. Chase is          N/A
Chase, Jr.        President            President of Chase
300 Preston       of the               Investment Counsel
Avenue,           Company              Corporation and its
Suite 403         and                  predecessor, since
Charlottesville,  President            1957.
VA 22902          of the
(70)              Chase
                  Mid-Cap
                  Growth
                  Fund
                  since
                  September,
                  2002
------------------------------------------------------------------------
------------------------------------------------------------------------
Ron Lara        Vice      N/A           Executive            N/A
8000 Towers     President               Vice President
Crescent Dr.    of the                  of the Lara
Suite 660       Company                 Group, Ltd., a
Vienna, VA      and                     registered
22182-2700      President               investment adviser,
(____)          of the                  since January, 1991.
                Lara
                Treasury
                Bond
                Management
                Fund since
                January,
                2003

(1) Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because: (1) he is an officer of the Company; (2) he is an affiliate of two other investment advisers to funds offered by the Company; (3) he owns FDCC, the principal underwriter of the Company; and (4) he owns or controls several of the Company's various service providers.

Each director holds office for an indefinite term and until the earlier of: the Company's next meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each Officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal period ended August 31, 2002, the Audit Committee met three times.

The Company has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the Company's most recent fiscal period ended August 31, 2002, the Nominating Committee did not meet.

As of December 31, 2001 the directors beneficially owned the following dollar range of equity securities in the Fund:

======================================================================
Name of Director     Dollar Range of Equity  Aggregate Dollar Range
                     Securities in the Fund  of Equity Securities in
                                             All Funds of the
                                             Company Overseen by the
                                             Director
----------------------------------------------------------------------
----------------------------------------------------------------------
John Pasco, III           None              Over $100,000
----------------------------------------------------------------------
----------------------------------------------------------------------
Samuel Boyd               None              $10,001-$50,000
----------------------------------------------------------------------
----------------------------------------------------------------------
Paul Dickinson            None              $10,001-$50,000
----------------------------------------------------------------------
----------------------------------------------------------------------
William Poist             None              $10,001-$50,000
======================================================================

The Company does not compensate the directors and officers who are officers or employees of any investment adviser to a fund of the Company. The directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the directors which they attend in person or by telephone. Mr.
Parker, Secretary of the Company, received legal fees from the Company for certain legal services provided to the Company. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors. For the fiscal period ended August 31, 2002, the directors received the following compensation from the Company:

======================================================================
Name and Position Held         Aggregate    Pension or   Total
                               Compensation Retirement   Compensation
                               From the     Benefits     from the
                               Fund for     Accrued as   Company(2)
                               Fiscal Year  Part of
                               Ended        Fund
                               8/31/2002    Expenses
                               (1)
----------------------------------------------------------------------
----------------------------------------------------------------------
John Pasco, III, Chairman      $-0-         N/A          $-0-
----------------------------------------------------------------------
----------------------------------------------------------------------
Samuel Boyd, Jr., Director     $-0-       N/A          $15,750
----------------------------------------------------------------------
----------------------------------------------------------------------
Paul M. Dickinson, Director    $-0-       N/A          $15,750
----------------------------------------------------------------------
----------------------------------------------------------------------
William E. Poist, Director     $-0-       N/A          $15,750
======================================================================

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal period ended August 31, 2002.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal year ended August 31, 2002. The Company consisted of a total of seven funds as of August 31, 2002.

Sales Loads

No front-end or contingent deferred sales charges are applied to purchase of Class A Shares or Class C Shares by current or former directors, officers, employees or agents of the Company, the Adviser, FDCC, and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

              POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES

The Fund, the Adviser and the principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

As of _________________, 2003, the directors and officers of the Company, as a group, do not own 1% or more of the Fund.

                   INVESTMENT ADVISER AND ADVISORY AGREEMENT

The Lara Group, 8000 Towers Crescent Drive, Suite 660, Vienna, Virginia 22181-2700, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). After the initial term of two years, the Advisory Agreement may be renewed annually provided such renewal is approved annually by: 1) the Company's directors; or 2) by a majority vote of the outstanding voting securities of the Fund and, in either case, by a majority of the directors who are not "interested persons" of the Company. The Advisory Agreement will automatically terminate in the event of its "assignment," as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party by: (i) the majority vote of all the directors or by vote of a majority of the outstanding voting securities of the Fund; or (ii) the Adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also bears the cost of fees, salaries and other remuneration of The Company's directors, officers or employees who are officers, directors, or employees of the Adviser. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and record keeping services, custodian and transfer agency fees and fees and other costs of registration of the Fund's shares for sale under various state and federal securities laws. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

The Fund is obligated to pay the Adviser a monthly fee equal to an annual rate Of 0.50% of the Fund's average daily net assets.

In the interest of limiting expenses of the Fund, the Adviser has entered into an expense limitation agreement with the Company on behalf of the Fund. The Adviser has agreed to waive or limit its fees and to assume other expense so that the ratio of total operating expenses of Class A Shares of the Fund is limited to 1.00%, 1.75% for Class C Shares and 0.75% for Institutional Shares of the Fund. The limit does not apply to interest, taxes, brokerage commissions, and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Such reimbursement must be authorized by the Board of Directors.

                           MANAGEMENT-RELATED SERVICES

Administration

Pursuant to an Administrative Services Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the average daily net assets of the Fund, subject to a minimum amount of $15,000 per year for a period of two years from the date of the Administrative Agreement. Thereafter, the minimum administrative fee is $30,000 per year. CSS receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

Custodian

Pursuant to the Custodian Agreement with the Company, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston , Massachusetts 02109, acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. With the consent of the Company, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. Such appointments are subject to appropriate review by the Company's directors.

Accounting Services

Pursuant to an Accounting Services Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports.

CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Company, is a shareholder of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent

Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor

First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sale of Class A and Class C shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of contingent deferred sales charges upon the redemption of Class A and Class C Shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the prospectus and this SAI. During the fiscal year ended August 31, 2002, no fees were paid pursuant to any Distribution 12b-1 and Service Plan nor were any sales charges paid in connection with the sale of Class A or Class C shares of the Fund.

Independent Accountants

The Company's independent accountants, Tait, Weller and Baker, audit the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.

Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Adviser may be authorized, when placing portfolio transactions for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely because of the receipt of research, market or statistical information.

The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings.

The Fund paid no brokerage commissions for fiscal year end August 31, 2002.

                               PORTFOLIO TURNOVER

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 100%.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 750,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows:
Twenty-five Million (25,000,000) shares for Class A Shares of the Fund; Fifteen Million (15,000,000) shares for Class C Shares of the Fund; and Ten Million (10,000,000) shares for Institutional Shares of the Fund.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Fund (i.e., Class A, Class C and Institutional shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class C Shares will bear the expenses of the Distribution 12b-1 and Service Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If the directors create additional series or classes of shares, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity transactions made as a result of the Automatic Investment Plan described below.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan

The directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund. At present, the Fund offers Class A Shares charging a front-end sales charge, Class C Shares charging a reduced front-end sales charge, a contingent deferred sales charge to shareholders who sell their shares within 360 days of their purchase and a distribution (i.e., 12b-1) and service fee; and Institutional Shares charging no front-end or contingent deferred sales charge, charging no distribution (i.e., 12b-1) fees and only available to certain institutional investors.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price

A hypothetical illustration of the computation of the offering price per Class A Share of the Fund, using the value of the Fund's net assets attributable to Class A Shares and the number of outstanding Class A Shares of the Fund at the close of business on ___________________ and the maximum front-end sales charge of 5.75%, is as follows:

============================================
                                 Class A
                                 Shares
--------------------------------------------
--------------------------------------------
Net Assets                       $XXX
--------------------------------------------
--------------------------------------------
Outstanding Shares                XXX
--------------------------------------------
--------------------------------------------
Net Asset Value Per Share        $XXX
--------------------------------------------
--------------------------------------------
Sales Charge (5.75% of the       $XXX
offering price)
--------------------------------------------
--------------------------------------------
Offering Price to Public         $XXX
============================================

Plan of Distribution

The Fund has a Distribution 12b-1 Plan (the ""12b-1 Plan") for its Class C Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while such 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class C Shares.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment Company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provide that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plan provide that they may not be amended to increase materially the costs which Class C Shares of the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreements (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and holders of Class C Shares. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Class C Shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Class C Shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan on behalf of its Class A Shares and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account;
3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and
8) furnishing investment advisory services.

Because the Fund's Class A Shares and Class C Shares have each adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm's customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares

You may purchase shares of the Fund directly from FDCC. You may also buy shares through accounts with brokers or dealers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge in connection with the purchase of Class A or Class C shares.

The offering price per share is equal to the NAV for the Fund's Institutional class of shares. Institutional Shares of the Fund are available for purchase by institutional investors, such as corporations and financial institutions (e.g., banks, savings and loan associations and broker-dealers) and clients of the Adviser.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your order to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time.

Right Of  Accumulation

After making an initial purchase of Class A Shares in the Fund, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares in the Fund previously purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to the sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number.

Statement  of  Intention

A reduced sales charge on Class A Shares as set forth above applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Exchanging Shares

Shareholders may exchange their shares for shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared by unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholder sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form.

Eligible Benefit Plans

An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of one or more of the Funds and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares

A one percent (1.00%) contingent deferred sales charge is deducted from the proceeds of the Fund's Class A Shares, for which no initial front-end sales charge was paid, if shares are redeemed less than three hundred sixty (360) days after purchase (including shares to be exchanged). A one percent (1.00%) contingent deferred sales charge is deducted from the proceeds of the Fund's Class C Shares redeemed less than three hundred sixty (360) days after purchase (including shares to be exchanged).

You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account

The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions

You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Company employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Company has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plans

Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.


Retirement Plans

Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

Distributions and Taxes

Distributions of net investment income

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions

The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally does not pay federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares

Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations

Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information

From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                          6
           Yield= 2[(a-b+1) -1]
                     ---
                     cd

Where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the average daily number of shares outstanding during the
           period  that were entitled to receive dividends.
d     =    the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the fund's financial statements.

Total Return Performance

Total return quotations used by the Fund are based upon standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

                 n
           P(1+ T) = ERV

Where:

      P    =    a hypothetical initial payment $1,000
      T    =    average annual total return
      n    =    number of years (l, 5 or 10)
      ERV  =    ending redeemable value of a hypothetical $1,000 payment
                made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Fund may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                              THE WORLD FUNDS, INC.
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229

                            TELEPHONE: (800) 527-9525

                      E-MAIL: mail@shareholderservices.com

The books of the Fund will be audited at least once each year by Tait, Weller and Baker, of Philadelphia, Pennsylvania, independent public accountants.

                           PART C - OTHER INFORMATION

ITEM 23.   Exhibits

(a) Articles of Incorporation.

          (1)  Articles  of   Incorporation   of  The  World   Funds,   Inc.(the
               "Registrant") dated May 8, 1997, as filed with the State of Maryland Department of Assessments and Taxation ("State of Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001 ("PEA No. 19").

          (2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund are incorporated herein by reference to Exhibit No. 23(a)(2) of PEA No. 19.

          (3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The New Market Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of PEA No. 19.

          (4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000 are incorporated herein by reference to Exhibit No. 23(a)(4) of PEA No. 19.

          (5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating GenomicsFund.com are incorporated herein by reference to Exhibit No. 23(a)(5) of PEA No. 19.

          (6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund are incorporated herein by reference to Exhibit No. 23(a)(6) of PEA No. 19.

          (7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the
               Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on May 12, 2000 ("PEA
               No. 11").

          (8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on August 18, 2000 ("PEA No. 12").

          (9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289/811-8255), as filed with the SEC on October 25, 2000 ("PEA No. 13").

          (10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating the Newby Fund (formerly known as "Newby's Ultra Fund") are incorporated herein by reference to Exhibit No. 23(a)(10) of PEA No. 19.

          (11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30, 2001, changing the name of Newby's Ultra Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on March 13, 2001 ("PEA No. 15").

          (12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, renaming the existing classes of shares of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class Y Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of PEA No. 15.

          (13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, the CSI Equity Fund and GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of PEA No. 15.

          (14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001, changing the name of the CSI Equity Fund Class B Shares to CSI Equity Fund Institutional Shares are incorporated herein by reference to Exhibit No. 23(a)(14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on February 7, 2002 ("PEA No. 21").

          (15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund are incorporated herein by reference to Exhibit No. 23(a)(15) of PEA No. 21.

          (16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name of the GenomicsFund.com Class Y Shares to GenomicsFund Class Y Shares; changing the name of the GenomicsFund.com Class A Shares to GenomicsFund Class A Shares; changing the name of the GenomicsFund.com Class B Shares to GenomicsFund Class B Shares; and changing the name of the GenomicsFund.com Class C Shares to GenomicsFund Class C Shares.

          (17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing the name of the Newby Fund to Chase Mid-Cap Growth Fund and further renaming shares from Chase Mid-Cap Growth Fund Investor Class Shares to Chase Mid-Cap Growth Fund Class A Shares; and renaming shares from Chase Mid-Cap Growth Fund Service Class to Chase Mid-Cap Growth Fund Class C Shares.

          (18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund.

(b) By-Laws.

      The By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(c) Instruments Defining Rights of Security Holders.

      See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

(d) Investment Advisory Contracts.

      (1) Investment Advisory Agreement dated October 25, 2000 between Sand Hill Advisors, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(d)(1) of PEA No. 19.

      (2) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(d)(2) of PEA No. 19.

      (3) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(d)(3) of PEA No. 19.

      (4) Investment Advisory Agreement dated March 1, 2000 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(d)(6) of PEA No. 11.

      (5)  The New Market Fund.

          (a) Investment Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 30, 1998("Amendment No. 5").

           (b) Sub-Advisory Agreement dated September 21, 1998 between Virginia Management Investment Corporation and The London Company of Virginia on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(d)(5) to Amendment No. 5.

      (6) Investment Advisory Agreement dated December 21, 1999 between Third Millennium Investment Advisors, LLC and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(d)(8) of PEA No. 19.

      (7) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

           (a) Investment Advisory Agreement dated August 31, 2002 between Chase Investment Counsel Corp. and the Registrant on behalf of the Chase Mid-Cap Growth Fund.

           (b) Investment Advisory Agreement dated December 12, 2000 between xGENx, LLC and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23 (d)(9)(a) of PEA No. 21.

           (c) Investment Advisory Agreement dated August 9, 2001 between Commonwealth Capital Management, LLC ("CCM") and the Registrant on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(b) of PEA No. 21.

           (d) Sub-Advisory Agreement dated August 9, 2001 between CCM and xGENx, LLC on behalf of the Newby Fund is incorporated herein by reference to Exhibit No. 23(d)(9)(c) of PEA No. 21.

      (8) FORM OF: Investment Advisory Agreement between the Lara Group, Ltd., and the Registrant on behalf of the Lara Treasury Management Fund.

(e) Underwriting Contracts.

      (1) Distribution Agreement dated August 19, 1997 between First Dominion Capital Corp. ("FDCC") and the Registrant on behalf of Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, GenomicsFund (formerly known as GenomicsFund.com), Third Millennium Russia Fund, The New Market Fund and Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(e)(1) of PEA No. 19.

(f) Bonus or Profit Sharing Contracts.

      Not Applicable.

(g) Custodian Agreements.

      (1) Custodian Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. ("BBH") and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Amendment No. 5.

      (2) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between BBH and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of PEA No. 19.

(h) Other Material Contracts.

      (1) Administrative Services.

           (a) Administrative Services Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(a) of PEA No. 19.

           (b) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Equity Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(b) of PEA No. 19.

           (c) Administrative Services Agreement dated October 14, 1997 between CSS and the Registrant on behalf of the CSI Fixed Income Fund is incorporated herein by reference to Exhibit No. 23(h)(1)(c) of PEA No. 19.

           (d) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(5) of Amendment No. 5.

           (e) Administrative Services Agreement dated September 28, 1998 between CSS and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(6) of Amendment No. 5.

          (f) Administrative Services Agreement dated March 1, 2000 between CSS and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com)is incorporated herein by reference to
                Exhibit 23(h)(2)(f) of PEA No. 11.

           (g) Administrative Services Agreement dated December 12, 2000 between CSS and the Registrant on behalf of the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) are incorporated herein by reference to Exhibit No. 23(h)(1)(h) of PEA No. 21.

           (h) FORM OF: Administrative Services Agreement between CSS and the Registrant on behalf of the Lara Treasury Management Fund.

      (2) Transfer Agent.

           (a) Transfer Agency Agreement dated August 19, 1997 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No. 23(h)(2)(a) of PEA No. 19.

           (b) Transfer Agency Agreement dated January 1, 2002 between Fund Services, Inc. and the Registrant.

      (3) Fund Accounting.

           (a) Accounting Services Agreement dated July 1, 2000 between Commonwealth Fund Accounting and the Registrant on behalf of the Sand Hill Portfolio Manager Fund, CSI Equity Fund, CSI Fixed Income Fund, The New Market Fund, GenomicsFund (formerly known as GenomicsFund.com) and Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(h)(3)(d) of PEA No. 12.

          (b) Accounting Agency Agreement dated October 28, 1998 between BBH and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No.23(h)(3)(b)of PEA No. 19.

      (4) Expense Limitation Agreements.

           (a) Expense Limitation Agreement dated March 1, 2000 between xGENx, LLC and the Registrant on behalf of GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(h)(4)(c) of PEA No. 19.

           (b) Expense Limitation Agreement dated August 1, 1999 between Virginia Management Investment Corporation and the Registrant on behalf of The New Market Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 19.

           (c) Expense Limitation Agreement dated September 1, 2000 between Third Millennium Investment Advisers, LLC, Commonwealth Capital Management, Inc., FDCC, CSS and the Registrant on behalf of the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(h)(4)(g) of PEA No. 19.

           (d) Expense Limitation Agreement dated December 1, 2001 between Commonwealth Capital Management, LLC and the Registrant on behalf of the Newby Fund are incorporated herein by reference to Exhibit No. 23(h)(4)(f) of PEA No. 21.

           (e) Expense Limitation Agreement dated September 1, 2002 between Chase Investment Counsel Corp and the Registrant on behalf of the Chase Mid-Cap Growth Fund are incorporated herein by reference to Exhibit No. 23(h)(4)(e) of PEA No.21.

           (f) FORM OF: Expense Limitation Agreement between the Lara Group, Ltd. And the Registrant on behalf of the Newby Fund.

(i) Legal Opinion.

      Opinion of Counsel of Greenberg Traurig, LLP.

(j) Other Opinions.

(k) OMITTED FINANCIAL STATEMENTS.

      Not Applicable.

(l) Initial Capital Agreements.

      Not Applicable.

(m) Rule 12b-1 Plan.

      (1) Sand Hill Portfolio Manager Fund.

           (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(a) of PEA No. 15.

           (b) The Distribution and Services Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(b) of PEA No. 15.

           (c) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(8)(c) of PEA No. 15.

      (2) CSI Equity Fund.

           (a) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(a) of PEA No. 15.

           (b) The Distribution and Services Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(9)(c) of PEA No. 15.

      (3) GenomicsFund (formerly known as GenomicsFund.com).

           (a) The Distribution Plan for Class Y Shares is incorporated herein by reference to Exhibit No. 23(m)(3) of PEA No. 11.

           (b) The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(a) of PEA No. 15.

           (c) The Distribution and Service Plan for Class B Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(b) of PEA No. 15.

           (d) The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(10)(c) of PEA No. 15.

      (4) The New Market Fund.

           (a) The Distribution Plan is incorporated herein by reference to Exhibit No. 23(m)(2) of Amendment No. 5.

      (5) Third Millennium Russia Fund.

           (a) The Distribution Plan is incorporated herein by reference to Exhibit No. 23(m)(1) of Amendment No. 5.

      (6) Chase Mid-Cap Growth Fund (formerly known as the Newby Fund).

          (a) The Distribution Plan for Class C Shares (formerly known as Service Class Shares) is incorporated herein by reference to Exhibit No. 23(m)(7)(a) of PEA No. 13.

          (b) FORM OF: Shareholder Servicing Agreement.

      (7) FORM OF: Distribution and Service for Class C Shares on behalf of the Lara Treasury Management Fund.

(n) Rule 18f-3 Plan.

      (1) Rule 18f-3 Multiple Class Plan for the Sand Hill Portfolio Manager Fund is incorporated herein by reference to Exhibit No. 23(n)(3) of PEA No. 15.

      (2) Rule 18f-3 Multiple Class Plan for the CSI Equity Fund incorporated herein by reference to Exhibit No. 23(n)(4) of PEA No. 19.

      (3) Rule 18f-3 Multiple Class Plan for GenomicsFund (formerly known as GenomicsFund.com) is incorporated herein by reference to Exhibit No. 23(n)(5) of PEA No. 19.

      (4) Rule 18f-3 Multiple Class Plan for the Chase Mid-Cap Growth Fund (formerly known as the Newby Fund) is incorporated herein by reference to Exhibit No. 23(n)(6) of PEA No. 19.

      (5) FORM OF: Rule 18f-3 Multiple Class Plan for the Lara Treasury Management Fund.

(o) Reserved.

(p) Codes of Ethics.

      (1) The Code of Ethics of the Registrant, FDCC (the distributor for the Registrant), Virginia Management Investment Corporation (the investment adviser to The New Market Fund), The London Company of Virginia (the sub-adviser to The New Market Fund), CSI Capital Management, Inc. (the investment adviser to the CSI Equity Fund and CSI Fixed Income Fund), and Third Millennium Investment Advisors, LLC (the investment adviser to the Third Millennium Russia Fund) is incorporated herein by reference to Exhibit No. 23(p)(1) of PEA No. 11.

      (2) The Code of Ethics of Sand Hill Advisors, Inc. (the investment adviser to the Sand Hill Portfolio Manager Fund) is incorporated herein by reference to Exhibit No. 23(p)(8) of PEA No. 12.

      (3) The Code of Ethics of xGENx, LLC (the investment adviser to GenomicsFund is incorporated herein by reference to Exhibit No. 23(p)(5) of PEA No. 15.

      (4) The Code of Ethics of Chase Investment Counsel Corporation (the investment adviser to Chase Mid-Cap Growth Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of PEA # 24.

      (5) FORM OF: Code of Ethics of the Lara Group, Ltd. (the investment adviser to the Lara Treasury Management Fund).

(q) Powers-of-Attorney.

      The Power-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are each incorporated herein by reference to Exhibit O of Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

Item 24. Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.

The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser/Sub-Adviser         Form ADV File No.
--------------------------------------         -----------------

Sand Hill Advisors, Inc.                       801-17601
CSI Capital Management, Inc.                   801-14549
Third Millennium Investment Advisors, LLC      801-55720
Virginia Management Investment Corporation     801-55697
The London Company of Virginia                 801-46604
xGENx, LLC                                     801-57224
Chase Investment Counsel Corporation           801-3396
The Lara Group, Ltd.                           801-61634

Item 27.   Principal Underwriters.

(a) (1) First Dominion Capital Corp., also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

(b)        (1) First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

 (c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a) Sand Hill Advisors, Inc. 3000 Sand Hill Road Building 3, Suite 150 Menlo Park, CA 94025
      (records relating to its function as investment adviser to the Sand Hill Portfolio Manager Fund).

(b) CSI Capital Management, Inc. 445 Bush Street, 5th Floor San Francisco, CA 94108
      (records relating to its function as investment adviser to the CSI Equity Fund and CSI Fixed Income Fund).

(c) Third Millennium Investment Advisors, LLC 1185 Avenue of the Americas New York, NY 10036
      (records relating to its function as investment adviser to the Third Millennium Russia Fund).

(d)   Virginia Management Investment Corporation
      7800 Rockfalls Drive
      Richmond, VA  23255
      (record relating to its function as investment adviser to The New Market
      Fund).

(e) The London Company Riverfront Plaza, West Tower 901 E. Byrd Street, Suite 1350A Richmond, VA 23219
      (records relating to its function as sub-adviser to The New Market Fund).

(f) xGENx, LLC
      555 Quince Orchard Road, Suite 610
      Gaithersburg, MD 20878
      (records relating to its function as investment adviser to GenomicsFund (formerly known as GenomicsFund.com)).

(g) Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 (records relating to its functions as custodian for each Fund and accounting agent to the Third Millennium Russia Fund).

(h) Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia 23229 (records relating to its function as transfer agent to the Funds).

(i) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229
      (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator to the Funds).

(j)   First Dominion Capital Corp. 1500 Forest Avenue, Suite 223 Richmond, VA
      23229
      (records relating to its function as distributor for the Funds it services).

(k) Commonwealth Fund Accounting, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229
      (records relating to its function as fund accounting agent for the Funds it services).

(l)   Chase Investment Counsel Corporation
      300 Preston Avenue, Suite 403
      Charlottesville, VA  22902-50912
      (records relating to its function as investment adviser to Chase Mid-Cap Growth Fund).

(m) The Lara Group, Ltd. 8000 Towers Crescent Drive, Suite 660 Vienna, VA 22182-2700
      (records relating to its function as investment adviser to the Lara
       Treasury Management Fund).

Item 29.   Management Services.

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 19th day of December, 2002.

                                THE WORLD FUNDS, INC.

                               By:  /s/ John Pasco, III
                                  ---------------------
                                    John Pasco, III,
                                    Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.


Signature                 Title               Date

/s/ John Pasco, III
--------------------
John Pasco, III      Director, Chairman       December 19, 2002
                     Chief Executive
                     Officer and Chief
                     Financial Officer

*/s/ Samuel Boyd, Jr.
---------------------
Samuel Boyd, Jr.          Director             December 19, 2002


*/s/ Paul M. Dickinson
-----------------------
Paul M. Dickinson         Director             December 19, 2002


*/s/ William E. Poist
----------------------
William E. Poist          Director             December 19, 2002



*By:  /s/ John Pasco, III
      --------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney on file.

EXHIBIT NO.     DESCRIPTION

23(a)(18)       Articles Supplementary creating the Lara Treasury Management
                Fund series.

23(d)(8) FORM OF: Investment Advisory Agreement between the Lara Group, Ltd. and the Registrant on behalf of the Lara Treasury Management Fund series.

23(h)(1)(h)     FORM OF: Administrative Services agreement between CSS and the
                Registrant on behalf of the Lara Treasury Management Fund series.

23(h)(4)(f)     FORM OF: Expense Limitation Agreement between the Lara Group,
                Ltd. and the Registrant on behalf of the Lara Treasury
                Management Fund series.

23(i)           Opinion of Counsel.

23(m)(7)        FORM OF: The Distribution and Service Plan for Class C Shares.

23(n)(5) FORM OF: Rule 18f-3 Multiple Class Plan for the Lara Treasury Management Fund.

23(p)(5)        FORM OF:  Code of Ethics of the Lara Group, Ltd.

                                                               EXHIBIT 23(a)(18)



                              THE WORLD FUNDS, INC.

                             Articles Supplementary

      The World Funds, Inc., a Maryland corporation having is principal office in Baltimore, Maryland (the "Corporation"), and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

      FIRST: In accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, the Board of Directors of the Corporation has adopted resolutions to classify and allocate certain authorized, unissued and unclassified shares of Common Stock of the Corporation pursuant to the following resolutions adopted at a regular meeting of the Board of Directors held on November 21, 2002 as follows:

           RESOLVED, that Fifty Million (50,000,000) authorized, unissued and unclassified shares of Common Stock with a par value of one cent ($0.01) per share be allocated to the Lara Treasury Management Fund series of the Corporation, and those shares are further re-classified as follows:

           Fifteen Million (15,000,000) shares for Class A Shares of the series; Fifteen Million (15,000,000) shares for Class C Shares of the series; and Twenty Million (20,000,000) shares for Institutional Shares of the series; and it is further

           RESOLVED, that the Class A Shares, Class C Shares and Institutional Shares of the Lara Treasury Management Fund series have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Corporation; and it is further;

           RESOLVED, that the appropriate officers of the Corporation be, and each hereby is, authorized to execute and deliver, on behalf of the Corporation, such further instruments, certificates, and other documents and to perform such other acts as they determine, with the advice of counsel, to be necessary or desirable to carry out such classification of shares, such determination to be conclusively evidenced by such actions.

      SECOND: The total number of shares of capital stock which the Corporation presently is authorized to issue remains Seven Hundred Fifty Million (750,000,000) shares, with a par value of one cent ($0.01) per share, having an aggregate par value of Seven Million Five Hundred Thousand Dollars ($7,500,000) classified as follows:

                          Number of Shares               Aggregate
Name of Class             of Common Stock Allocated      Par Value

Sand Hill Portfolio Manager Fund
      Class Y Shares      15,000,000                $  150,000
      Class A Shares      15,000,000                    150,000
      Class B Shares      10,000,000                    100,000
      Class C Shares      10,000,000                    100,000

CSI Equity Fund
      Investor Shares     15,000,000                    150,000
      Class A Shares      15,000,000                    150,000
      Institutional Shares10,000,000                    100,000
      Class C Shares      10,000,000                    100,000

CSI Fixed Income Fund     50,000,000                    500,000

Third Millennium Russia Fund
      Class A Shares      20,000,000                    200,000
      Class B Shares      15,000,000                    150,000
      Class C Shares      15,000,000                    150,000

New Market Fund
      Class A Shares      20,000,000                    200,000
      Class B Shares      15,000,000                    150,000
      Class C Shares      15,000,000                    150,000

GenomicsFund
      Class Y Shares      15,000,000                    150,000
      Class A Shares      15,000,000                    150,000
      Class B Shares      10,000,000                    100,000
      Class C Shares      10,000,000                    100,000

Chase Mid-Cap Growth Fund
      Class A Shares      25,000,000                    250,000
      Class C Shares      25,000,000                    250,000

Lara Treasury Management Fund
      Class A Shares      15,000,000                    150,000
      Class C Shares      15,000,000                    150,000
      Institutional Shares20,000,000                    200,000

Unclassified              350,000,000                     3,500,000
                          -----------                    ----------

           Total:         750,000,000                    $7,500,000

      THIRD:    These Articles  Supplementary will become effective at the time of filing.

      IN WITNESS WHEREOF, The World Funds, Inc. has caused these Articles Supplementary to be signed in its name and on its behalf this 9th day of December, 2002.



                               /s/ John Pasco, III
                               -------------------
                               John Pasco, III
                               Chairman and Chief Executive Officer



/s/ Darryl S. Peay
-------------------
Darryl S. Peay
Assistant Secretary

      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc who executed on behalf of said Corporation the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Corporation, the foregoing Articles Supplementary to be the corporate act of said Corporation and further certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.




                               /s/ John Pasco, III
                               --------------------
                               John Pasco, III
                               Chairman and Chief Executive Officer







Attest:



/s/  Darryl S. Peay
-------------------
Darryl S. Peay
Assistant Secretary

                                                              EXHIBIT (23)(d)(8)




                                    FORM OF:

                          INVESTMENT ADVISORY AGREEMENT


      Investment Advisory Agreement (the "Agreement") dated _____________, 2002 by and between The World Funds, Inc., a Maryland corporation (herein called the "Company"), and The Lara Group, a Virginia corporation (the "Adviser"), a registered investment adviser under the Investment Advisers Act of 1940, as amended.

      WHEREAS, the Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment objective and policies; and

      WHEREAS, the Company desires to retain the Adviser to furnish investment advisory and management services to certain portfolios of the Company, subject to the control of the Company's Board of Directors, and the Adviser is willing to so furnish such services;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

      1. Appointment. The Company hereby appoints the Adviser to act as the adviser to the Lara Treasury Management Fund series of the Company (the "Fund") for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

      2. Duties of the Adviser. The Company employs the Adviser to manage the investments and reinvestment of the assets of the Fund, and to continuously review, supervise, and administer the investment program of the Fund, to determine in its discretion the securities to be purchased or sold, to provide the Company and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Adviser's activities which the Company is required to maintain, and to render regular reports to the Company's Officers and Board of Directors and to the Administrator concerning the Adviser's discharge of the foregoing responsibilities.

           The Adviser shall discharge the foregoing responsibilities subject to the control of the Company's Board of Directors and in compliance with such policies as the Board of Directors may from time to time establish, and in compliance with the objective, policies, and limitations for the Fund as set forth in the Fund's Prospectus(es) and Statement(s) of Additional Information, as amended from time to time, and applicable laws and regulations. The Company will instruct each of its agents and contractors to cooperate in the conduct of the business of the Fund.

           The Adviser accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

      3. Sub-Advisers. It is understood that the Adviser may from time to time employ or associate itself with such person or persons as the Adviser may believe to be particularly fitted to assist in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that the Adviser shall be as fully responsible to the Company for the acts and omissions of any sub-adviser as it is for its own acts and omissions. Without limiting the generality of the foregoing, it is agreed that investment advisory services to the Fund may be provided by a sub-adviser acceptable to the Company and the Adviser and approved in accordance with the provisions of the 1940 Act. In the event that any sub-adviser appointed hereunder is terminated, the Adviser may provide investment advisory services, pursuant to this Agreement, to the Fund without further shareholder approval.

      4. Portfolio Transactions. The Adviser is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Fund and is directed to use its best efforts to obtain the best price and execution for the Fund's transactions in accordance with the policies of the Company as set forth from time to time in the Prospectus(es) and Statement(s) of Additional Information. The Adviser will promptly communicate to the Company and to the Administrator such information relating to portfolio transactions as they may reasonably request.

           It is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to, or to be in breach of any obligation to, the Company, the Fund, or any of their shareholders, or any other person or entity, by reason of its having directed a transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with Section 28 (e) of the Securities Exchange Act of 1934 or as described from time to time by the Prospectus(es) and Statement(s) of Additional Information. Subject to the foregoing, the Adviser may direct any transaction of the Fund to a broker which is affiliated with the Adviser in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Company pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

      5. Compensation of the Adviser. For the services to be rendered by the Adviser under this Agreement, the Company shall pay to the Adviser, and the Adviser will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of 0.50% of the average daily net assets of the Fund.

           All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

6. Expenses. During the term of this Agreement, the Adviser will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the Fund shall pay the expenses and costs of the Fund for the following:

           (1)  Taxes;
           (2) Brokerage fees and commissions with regard to portfolio transactions;
           (3) Interest charges, fees and expenses of the custodian of the securities;
           (4) Fees and expenses of the Company's transfer agent and the Administrator;
           (5)  Its proportionate share of auditing and legal expenses;
           (6) Its proportionate share of the cost of maintenance of corporate existence;
           (7) Its proportionate share of compensation of directors of the Company who are not interested persons of the Adviser as that term is defined by law;
           (8)  Its proportionate share of the costs of corporate meetings;
           (9) Federal and State registration fees and expenses incident to the sale of shares of the Fund;
           (10) Costs of printing and mailing Prospectuses for the Fund's shares, reports and notices to existing shareholders;
           (11) The advisory fee payable to the Adviser, as provided in paragraph 5 herein;
           (12) Costs of record keeping (other than investment records required to be maintained by the Adviser), and daily pricing;
           (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Fund; and
           (14) Expenses and taxes incident to the failure of the Fund to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

      7. Reports. The Company and the Adviser agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

      8. Services of Adviser Not Exclusive. The services of the Adviser to the Company are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Company are not impaired thereby.

           Pursuant to comparable agreements, the Company may also retain the services of the Adviser to serve as the investment adviser of other series of the Company.

      9. Books and Records. In compliance with the requirements of the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Company are the property of the Company, and further agrees to surrender promptly to the Company any of such records upon the Company's request. The Adviser further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders there under, the records required to be maintained by the 1940 Act.

      10. Limitation of Liability of Adviser. The duties of the Adviser shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Adviser hereunder. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company, the Fund, or the shareholders of either, in connection with the performance of this Agreement, except a loss, established in accordance with
Section 36(b) of the 1940 Act, resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement (as used in this paragraph 10, the term "Adviser" shall include directors, officers, employees and other corporate agents of the Adviser as well as that corporation itself).

      11. Permissible Interest. Directors, agents, and shareholders of the Company are or may be interested in the Adviser (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents and shareholders of the Adviser are or may be interested in the Company as directors, officers, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Company as a shareholder or otherwise. In addition, brokerage transactions for the Company may be effected through affiliates of the Adviser if approved by the Company's Board of Directors subject to the rules and regulations of the U. S. Securities and Exchange Commission, and the policies and procedures adopted by the Company.

      12. Duties and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Fund and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Company's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Fund. Notwithstanding the foregoing, this Agreement may be terminated by the Fund or by the Company at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund or by the Adviser on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term in defined in the 1940 Act).

      13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

      14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below:

           (a) To the Company at:

                          1500 Forest Avenue, Suite 223
                          Richmond, Virginia 23229

           (b) To the Adviser at:

                          8000 Towers Crescent Drive, Suite 660
                          Vienna, Virginia 22182-2700

      15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

      16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      17. Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.


                          THE LARA GROUP, LTD.



                          BY:
                               --------------------------
                          Name:
                          Title:


                          THE WORLD FUNDS, INC.



                          BY:
                               --------------------------
                          Name:   John Pasco, III
                          Title:  Chairman of the Board

                                                             EXHIBIT 23(h)(1)(h)



                                     FORM OF

                        ADMINISTRATIVE SERVICES AGREEMENT



      Administrative Services Agreement dated ______________, 2002 (the "Agreement") by and between The World Funds, Inc. (the "Company") a corporation operating as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Maryland, on behalf of the Lara Treasury Management Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                                WITNESSETH THAT:

      WHEREAS, the Company desires to appoint CSS as its Administrative Services Agent on behalf of the Fund to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund, and provide ministerial services to implement the investment decisions of the Fund and the investment adviser of the Fund, The Lara Group, Ltd. (the "Adviser"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. CSS shall examine and review all records and documents of the Fund pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Company and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and written or oral instructions from the Fund, shall maintain and keep current such shareholder relations records.

      Unless the information necessary to perform the above functions is furnished in writing to CSS by the Company or its agents (such as custodians, transfer agents, etc.), CSS shall incur no liability and the Company shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

      It shall be the responsibility of the Company to furnish CSS with the Fund's net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Company and CSS.

      Section 3. The Company shall confirm to the Fund's transfer agent all purchases and redemptions of shares of the Fund effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's transfer agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-l under the 1940 Act, and as otherwise directed by the Board of Directors of the Company ("Board of Directors" or "Directors"). CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's transfer agent periodically, and not less frequently than monthly.

      Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Company may from time to time agree.

      Section 5. The accounts and records maintained by CSS shall be the property of the Company, and shall be made available to the Company, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Company or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Company of any necessary information, CSS shall assist the Company in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Company and CSS shall agree upon from time to time.

      Section 6. CSS and the Company may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Company or directed by the Company, does not conflict with or violate any requirements of the Company's Articles of Incorporation, By-laws, Fund prospectus, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Company (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Company's procedures.

      Section 7. CSS may rely upon the advice of the Company and upon statements of the Company's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

      Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized oral instructions, any written instructions and certified copy of any resolution of the Board of Directors or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

      CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Company until receipt of notification thereof by the Company.

      The Company shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Company, or the failure of the Company to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Company shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Company reasonable opportunity to defend against such claim in the name of the Company or CSS or both.

      Section 9. The Company agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Board of Directors and CSS.

      Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Company and CSS are open. CSS will be open for business on days when the Company is open for business and/or as otherwise set forth in the Fund's prospectus(es) and Statement(s) of Additional Information.

      Section 11. Either the Company or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than sixty (60) days from the giving of such notice. Such termination shall be without penalty.

      Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board of Directors and preceded by a certificate from the Company's Secretary so attesting.

      Notices to the Company shall be directed to:

           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           Attention:  Mr. John Pasco, III

      Notices to CSS shall be directed to:

           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           Attention:  Mr. John Pasco, III

      Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Company without the written consent of CSS, or by CSS without the written consent of the Company, authorized or approved by a resolution of its Board of Directors.

      Section 15. For purposes of this Agreement, the terms oral instructions and written instructions shall mean:

      Oral Instructions: The term oral instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors, to give oral instructions on behalf of the Company.

      Written Instructions: The term written instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors to give Written Instructions on behalf of the Company.

      The Company shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of written instructions or the transmittal of oral instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Maryland.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                     THE WORLD FUNDS, INC.



                     By:__________________________
                     Name:  John Pasco, III
                     Title: Chairman of the Board



                     COMMONWEALTH SHAREHOLDER SERVICES, INC.



                     By: _________________________________
                     Name:  John Pasco, III
                     Title: Chief Executive Officer

                                   Schedule A

      Pursuant to Section 9 of the Administrative Services Agreement, dated ______________, 2003, by and between The World Funds, Inc. (the "Company") on behalf of the Lara Treasury Management Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), the Company shall pay CSS a fee calculated and paid monthly as follows:

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the annual rate of 0.10% on the average daily net assets of the Fund, subject to a minimum amount of $15,000 per year for a period of two years from the date of the Administrative Agreement. Thereafter, the minimum administrative fee is $30,000 per year.

D. In addition to the foregoing, the Company shall reimburse CSS from the assets of the Fund all expenses incurred by the Fund individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                   Schedule B

Pursuant to Section 1 of the Administrative Services Agreement, dated ____________, 2002 by and between The World Funds, Inc. (the "Company") on behalf of the Lara Treasury Management Fund series (the "Fund") and Commonwealth Shareholder Services, Inc. ("CSS"), the following outlines CSS's duties and responsibilities to be covered under the Agreement:

1. Subject to the direction and control of the Board of Directors, CSS shall manage all aspects of the Fund's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Company, all in such manner and to such extent as may be authorized by the Board of Directors.

2. Oversee the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund, including:

(a) The preparation and maintenance by the Fund's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as my be required by applicable United States law, of all documents and records relating to the operation of the Fund required to be prepared or maintained by the Company or its agents pursuant to applicable law.

(b) The reconciliation of account information and balances among the Fund's custodian, transfer agent, dividend disbursing agent and fund accountant.

(c)        The transmission of purchase and redemption orders for shares.

(d) The performance of fund accounting, including the accounting services agent's calculation of the net asset value ("NAV") of the Fund's shares.

3. Assist the Fund's investment adviser in monitoring fund holdings for compliance with prospectus investment restriction and assist in preparation of periodic compliance reports, as applicable.

4. Prepare and coordinate the printing of semi-annual and annual financial statements.

5. Prepare selected management reports for performance and compliance analyses agreed upon by the Company and Administrator from time to time.

6. Advise the Company and the Board of Directors on matters concerning the Fund and its affairs.

7. With the assistance of the counsel to the Company, the investment adviser, officers of the Company and other relevant parties, prepare and disseminate materials for meetings of the Board of Directors on behalf of the Fund, including agendas and selected financial information as agreed upon by the Company and CSS from time to time; attend and participate in Board meetings to the extent requested by the Board of Directors; and prepare minutes of the meetings of the Board of Directors for review by Company's legal counsel.

8. Provide assistance to the Fund's independent public accountants in order to determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income and excise tax requirements.

9. Assist the Fund's independent public accountants with the preparation of the Fund's federal, state and local tax returns to be review by the Fund's independent public accounts.

10. Prepare and maintain the Fund's operating expense budget to determine proper expense accruals to be charged to the Fund in order to calculate it's daily NAV.

11. In consultation with counsel for the Company, assist in and oversee the preparation, filing, printing and where applicable, dissemination to shareholders of the following:

(a)        Amendments to the Fund's Registration Statement on Form N-1A.

(b) Periodic reports to the Fund's shareholders and the U. S. Securities and Exchange Commission (the "SEC"), including but not limited to annual reports and semi-annual reports.

(c)        Notices pursuant to Rule 24f-2.

(d)        Proxy materials.

(e)        Reports to the SEC on Form N-SAR.

12.        Coordinate the Fund's annual or SEC audit by:

(a) Assisting the Fund's independent auditors, or, upon approval of the Fund, any regulatory body in any requested review of the Fund's accounts and records.

(b) Providing appropriate financial schedules (as requested by the Fund's independent public accounts or SEC examiners); and,

(c)        Providing office facilities as may be required.

13. After consultation with counsel for the Company and the investment adviser, assist the investment adviser to determine the jurisdictions in which shares of the Fund shall be registered or qualified for sale; register, or prepare applicable filings with respect to, the shares with the various state and other securities commissions, provided that all fees for the registration of shares or for qualifying or continuing the qualification of the Fund shall be paid by the Fund.

14. Monitor sales of shares, ensure that the shares are properly and duly registered with the SEC.

15. Oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Fund and other appropriate purposes.

16. Prepare, or cause to be prepared, expense and financial reports, including Fund budgets, expense reports, pro-forma financial statements, expense and profit/loss projections and fee waiver/expense reimbursement projections on a periodic basis.

17. Authorize the payment of Fund expenses and pay, from Fund assets, all bills of the Fund.

18. Provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies.

19. Assist the Fund in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board of Directors; provided that CSS need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

20. CSS shall provide such other services and assistance relating to the affairs of the Fund as the Company may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements.

21. Except with respect to CSS's duties as set forth in this Section, and except as otherwise specifically provided herein, the Company assumes all responsibility for ensuring that the Fund complies with all applicable requirement of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Fund. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

22. In order for CSS to perform the services required by this Section, the Company (i) shall cause all service providers to the Fund to furnish any and all information to CSS and assist CSS as may be required and (ii) shall ensure that CSS has access to all records and documents maintained by the Fund or any service provider to the Fund.

                                                             EXHIBIT 23(h)(4)(f)

                                     FORM OF

                          EXPENSE LIMITATION AGREEMENT

                              THE WORLD FUNDS, INC.


      This Expense Limitation Agreement, effective as of _________ __, 2003 is by and between The Lara Group Ltd. (the "Adviser") and The World Funds, Inc. (the "Company"), on behalf of the Lara Treasury Management Fund series of the Company (the "Fund").

      WHEREAS the Company is a corporation organized under the Maryland General Corporations Law, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management company of the series type (the Fund being a series of the Company); and

      WHEREAS the Company and the Adviser have entered into an Advisory Agreement, ("Advisory Agreement"), pursuant to which the Adviser provides advisory services to the Fund for compensation based on the value of the average daily net assets of the Fund; and

      WHEREAS the Company and the Adviser have determined that it is appropriate and in the best interests of the Fund and its shareholders to maintain the expenses of the Fund at a level below the level to which the Fund might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

1.    Expense Limitation

      1.1 Operating Expense Limit. The maximum Operating Expense Limit in any year with respect to Class A Shares is 1.00% of the Class A Shares' average daily net assets; with respect to Class C Shares, 1.75% of the Class C Shares' average daily net assets; and with respect to the Institutional Class of shares, 0.75%of the Institutional Class of shares' average daily net assets.

      1.2 Applicable Expense Limit. To the extent that the aggregate expenses incurred by the Fund in any fiscal year (referred to as "Fund Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Adviser. Fund Operating Expenses may include, but are not limited to, advisory fees of the Adviser. Fund Operating Expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

      1.3 Method of Computation. To determine the Adviser's liability with respect to the Excess Amount, each month the Fund Operating Expenses for the Fund will be annualized as of the last day of the month. If the annualized Fund Operating Expenses of the Fund exceed the Operating Expense Limit of the Fund for the month, the Adviser will remit to the Fund an amount sufficient to reduce the annualized Fund Operating Expenses Limit.

      1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual adjustment payment will be made by the appropriate party in order that the amount of the advisory fees waived or reduced by the Adviser, as well as other payments remitted by the Adviser to the Fund with respect to adjustments made to the Fund Operating Expenses for the previous fiscal year, shall equal the Excess Amount for the entire fiscal year.

2.    Reimbursement of Fee Waivers and Expense Reimbursements

      2.1 Reimbursement. If during any quarter in which the Advisory Agreement is still in effect, the estimated aggregate Fund Operating Expenses of the Fund for the quarter are less than the Operating Expense Limit for that quarter, the Adviser will be entitled to reimbursement of fees waived or remitted by the Adviser to the Fund pursuant to
           Section 1 of this Agreement. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous three (3) years, pursuant to Section 1of this Agreement, less any reimbursement previously paid by a Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to a Fund; provided that the amount payable to the Adviser pursuant to this Section 2.1 is limited to not more than the difference between the Operating Expense Limit for the quarter and the actual Fund Operating Expenses for that quarter. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

      2.2 Board Approval. No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Company's Board of Directors has determined that a reimbursement is in the best interest of the Fund and its shareholders. The Company's Board of Directors will determine quarterly in advance whether any Reimbursement Amount may be paid to the Adviser during the quarter.

3. Term and Termination of Agreement.

      This Agreement will continue in effect for the first three years of following commencement of operations, and from year to year thereafter provided that each continuance is specifically approved by a majority of the directors of the Company who (i) are not "interested persons" of the Company or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement ("Independent Directors"). Nevertheless, this Agreement may be terminated by either party to the Agreement, without payment of any penalty, upon ninety (90) days prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company.

4. Miscellaneous.

      4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

4.2 Interpretation. Nothing in this Agreement requires the Company or the Fund to take any action contrary to the Company's Articles of Incorporation, Bylaws, or any applicable statutory or regulatory requirement to which the Company or Fund are subject, nor does this Agreement relieve or deprive the Company's Board of Directors of its responsibility for and control of the conduct of the affairs of the Company or the Fund.

4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to, the 1940 Act and the Advisory Agreement between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.

                     THE WORLD FUND, INC.


                      By: _____________________________
                          John Pasco, III
                          Chairman


                     THE LARA GROUP LTD.


                     By: ____________________________

                         President

                                                                   EXHIBIT 23(i)


                             GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                              Phone: (215) 988-7800
                            Facsimile: (215) 988-7801


                                    December 19, 2002



The World Funds, Inc.
Suite 223
1500 Forest Avenue
Richmond, Virginia  23226

Re:   Legal Opinion - Securities Act of 1933

Ladies and Gentlemen:

      We have been asked to provide to The World Funds, Inc. (the "Company"), a series corporation organized under Maryland law, an opinion respecting shares of common stock of the Company registered under the Securities Act of 1933, as amended (the "Securities Act"). In connection with this opinion, we have examined the Articles of Incorporation (the "Articles") of the Company, the By-Laws of the Company, the resolutions adopted by the Company's Board of Directors organizing the business of the Company, and its proposed form of Share Certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material. We also have examined the Notification of Registration and the Registration Statements filed under the Investment Company Act of 1940 (the "Investment Company Act") and the Securities Act, all as amended to date, as well as other items we deemed material to that opinion.

      The Company is authorized to issue seven hundred and fifty million (750,000,000) shares of common stock (the "Shares"), with a par value of $0.01 per share. The Board of Directors of the Company has the power to designate one or more series ("Funds") of Shares and to designate separate classes of Shares within the same Fund. The Board of Directors have previously authorized the issuance of Shares to the public. Currently, the Company is offering Shares of Funds as follows:

                                           NUMBER OF SHARES
       NAME OF SERIES                  OF COMMON STOCK
                                       ALLOCATED

       Sand Hill Portfolio Manager
       Fund
             Class Y Shares                   15,000,000
             Class A Shares                   15,000,000
             Class B Shares                   10,000,000
             Class C Shares                   10,000,000

       CSI Fixed Income Fund                  50,000,000

       CSI Equity Fund
             Investor Shares                  15,000,000
             Class A Shares                   15,000,000
             Institutional Shares             10,000,000
             Class C Shares                   10,000,000

       New Market Fund
             Class A Shares                   20,000,000
             Class B Shares                   15,000,000
             Class C Shares                   15,000,000

       Third Millennium Russia Fund
             Class A Shares                   20,000,000
             Class B Shares                   15,000,000
             Class C Shares                   15,000,000

       GenomicsFund
             Class Y Shares                   15,000,000
             Class A Shares                   15,000,000
             Class B Shares                   10,000,000
             Class C Shares                   10,000,000

                                           NUMBER OF SHARES
       NAME OF SERIES                      OF COMMON STOCK
                                           ALLOCATED

       Chase Mid-Cap Growth Fund
             Class A Shares                   25,000,000
             Class C Shares                   25,000,000

       Lara Treasury Management Fund
             Class A Shares                   15,000,000
             Class C Shares                   15,000,000
             Institutional Shares             20,000,000

       Unclassified Shares                   350,000,000
                                             -----------

                                       TOTAL 750,000,000

      The Company has filed with the U.S. Securities and Exchange Commission, a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of Shares of the Funds pursuant to the provisions of Rule 24f-2 under the Investment Company Act. You have advised us that the Company each year hereafter will timely file, a Notice pursuant to Rule 24f-2 perfecting the registration of the Shares sold by each Fund during each fiscal year during which such registration of an indefinite number of Shares remains in effect.

      You have also informed us that the Shares of the Funds have been, and will continue to be, sold in accordance with each Fund's usual method of distributing its registered Shares, under which prospectuses are made available for delivery to offerees and purchasers of such Shares in accordance with Section 5(b) of the Securities Act.

      This opinion is based exclusively on the Maryland General Corporation Law and the federal law of the United States of America.

      Based upon the foregoing information and examination, so long as the Company remains a valid and subsisting entity under the laws of Maryland, and the registration of an indefinite number of Shares of the Funds remains effective, the authorized Shares of the Funds identified above, when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable Shares, and the holders of such Shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

      We hereby consent to the use of this opinion as an exhibit to Post-Effective Amendment No. 27 to the Company's Registration Statement on Form N-1A.

                                Very truly yours,

                             GREENBERG TRAURIG, LLP



                          By:  /s/  Steven M. Felsenstein
                               ------------------------------------
                               Steven M. Felsenstein, a Shareholder

                                                                EXHIBIT 23(m)(7)



                                    FORM OF:

                              THE WORLD FUNDS, INC

                          Distribution and Service Plan

                                       of

                      Lara Treasury Management Fund series
                                 Class C Shares

      This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 (the "12b-1 Rule") under the Investment Company Act of 1940, as amended (the "1940 Act") by The World Funds, Inc. (the "Company") for shares of the Company's Lara Treasury Management Fund series (the "Fund"). The Plan has been approved by a majority of the Company's Board of Directors, including a majority of the directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.1 The Company contemplates that the Plan shall operate as a compensation Plan.

      The Plan provides that:

           1. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Company and the Distributor, the Company shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Fund's shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Company or its affiliates.

           2 The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under the 12b-1
           Rule:

                a. Any distribution agreement between the Company and its national distributor, or any other distributor of shares in privity with the Company.

           b. The national distributor's selling dealer agreement.

      Purchase orders for goods and services acquired from persons who are not affiliates of the Company are not deemed to be agreements under this Plan.

           3. The maximum aggregate amount which may be reimbursed by the Company under this Plan is 1.00% per annum of the average daily net assets of the Fund's Class C Shares. Of the 1.00%, the Company may pay a fee for distribution of Class C Shares of 0.75% and a service fee of 0.25%. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Company.

           4. It is anticipated that amounts paid by the Company under this Plan shall be used to pay service and maintenance fees for shareholder servicing and maintenance of shareholder accounts by other providers.

           5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Company for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Company with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board of Directors to make an informed determination of whether the Plan should be continued.

           6. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Company's Board of Directors, including 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan.

                     7. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the 12b-1 Directors, on not more than sixty (60) days' written notice. Agreements entered into pursuant to the Plan shall terminate automatically upon their assignment.

           8. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Company for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

           9. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

           10. So long as the Plan is in effect, the selection and nomination of the Company's directors who are not interested persons of the Company, as that term is defined in the 1940 Act, shall be committed to the discretion of the remaining directors who are not interested persons of the Company.2

      11. This Plan shall take effect on the _______day of ______________, 2003.

                                                                EXHIBIT 23(n)(5)

                                     FORM OF

                              The World Funds, Inc.
                          Lara Treasury Management Fund

                                   Rule 18f-3
                               Multiple Class Plan

      WHEREAS, The World Funds, Inc. (the "Company"), a Maryland corporation, engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act");

      WHEREAS, the Company is authorized to create separate series, each with its own separate investment portfolio, and the beneficial interest in each such series will be represented by a separate series of shares;

      WHEREAS, the Company, on behalf of the Lara Treasury Management Fund series of shares (the "Fund"), desires to adopt a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan");

      WHEREAS, the Company, on behalf of the Fund, employs The Lara Group, Ltd. (the "Adviser") as its investment adviser; Commonwealth Shareholder Services, Inc. (the "Administrator") as its Administrator; Fund Services, Inc. (the "Transfer Agent") as its transfer agent; and First Dominion Capital Corp.(the "Distributor") as its principal underwriter in connection with the sale of shares of the Fund; and

      WHEREAS, the Board of Directors of the Company, including a majority of the directors of the Company who are not "interested persons", as defined in the 1940 Act, of the Company, the Adviser, or the Distributor have found the Plan, as proposed, to be in the best interests of each class of shares individually, the Fund, and the Company as a whole;

      NOW, THEREFORE, the Company, on behalf of the Fund, hereby adopts the Plan, in accordance with Rule 18f-3 under the 1940 Act on the following terms and conditions:

1. Features of the Classes. The Fund shall offer, at the discretion of the Board and as indicated on Schedule A, up to three classes of shares:
      " Class A Shares," "Class C Shares" and "Institutional Class." Shares of each class of the Fund shall represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend,
      distribution, liquidation,   and  other  rights,   preferences,
      powers,   restrictions, limitations,  qualifications,  and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any Class Expenses, as defined in Section 3 below; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; and (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differs from the interests of any other class. In addition, Class A, Class C and Institutional Class of shares of the Fund shall have the features described in Sections 2, 3, and 4 below.

2.    Distribution Fee Structure.

      (a) Class A Shares. Class A Shares of the Fund shall be offered at their then current net asset value ("NAV") plus an initial sale charge as set forth in the Fund's then-current prospectus. Class A Shares may be exchanged for Class A Shares of another fund of the Company. Certain Class A Shares are offered without an initial sales charge. If shares are purchased without a sales charge and are redeemed within three hundred sixty (360) days, those shares are subject to a 2.00% charge upon redemption.

       (b) Class C Shares. Class C Shares of the Fund shall be offered at net asset value ("NAV") plus an initial sale charge of 1.00% as set forth in the Fund's then-current prospectus. Class C Shares redeemed within three hundred sixty (360) days of purchase may be subject to a 1.00% charge upon redemption. Class C Shares may be exchanged for Class C Shares of another fund of the Company. Class C Shares pay a Rule 12b-1 Fee of up to 0.75% annualized of the average daily net assets of the Fund's Class C Shares as described in the Distribution Plan. Brokers, dealers and other institutions may maintain Class C shareholder accounts and provide personal services to Class C shareholders, and the Fund may pay up to 0.25% (annualized) of the average daily net assets of the Fund's Class C Shares as a fee for such shareholders services. Services related to the sale of Class C Shares may include, but are not limited to, preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor, or, as applicable, brokers, dealers or other institutions; commissions, incentive compensation to, and expenses of, account executives or other employees of the Distributor or brokers, dealers and other institutions; overhead and other office expenses of the Distributor attributable to distribution or sales support activities; opportunity costs related to the foregoing (which may be calculated as a carrying charge on the Distributor's unreimbursed expenses) incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation: (i) the expenses of operating the Company's distributor's offices in connection with the sale of the Class C Shares of the Fund, including lease costs, the salaries and employee benefit costs of administrative, operations and support activities; (ii) the costs of client sales seminars and travel related to distribution and sales support activities; and
           (iii) other expenses relating to distribution and sales support activities.

      (c) Institutional Class Shares. Institutional Class Shares of the Fund shall be offered at their then-current NAV without the imposition of an initial sales charge, CDSC, asset-based sales charge or service fee imposed under a plan adopted pursuant to rule 12b-1 under the 1940 Act. Institutional Class Shares are only offered to certain investors as described in the Fund's then-current prospectus. Institutional Class Shares may be exchanged for Institutional Class Shares of another fund of the Company and for certain other funds offered by the Company.

3. Allocation of Income and Expenses.

      (a) The net asset value of all outstanding shares representing interests in the Fund shall be computed on the same days and at the same time. For purposes of computing net asset value, the gross investment income of the Fund shall be allocated to each class on the basis of the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day as reported by the Fund's transfer agent. Realized and unrealized gains and losses for each class will be allocated based on relative net assets at the beginning of the day, adjusted for capital share activity for each class of the prior day, as reported by the Transfer Agent. To the extent practicable, certain expenses (other than Class Expenses as defined below, which shall be allocated more specifically), shall be allocated to each class based on the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day, as reported by the Transfer Agent. Allocated expenses to each class shall be subtracted from allocated gross income. These expenses include:

           (1) Expenses incurred by the Company (for example, fees of directors, auditors, insurance costs, and legal counsel) that are not attributable to a particular class of shares of the Fund ("Company Level Expenses"); and

           (2) Expenses incurred by the Fund that are not attributable to any particular class of the Fund's shares (for example, advisory fees, custodial fees, banking charges, organizational costs, federal and Blue Sky registration fees, or other expenses relating to the management of the Fund's assets) ("Fund Expenses").

      (b) Expenses attributable to a particular class ("Class Expenses") shall be limited to: (i) payments made pursuant to a Distribution Plan;
           (ii) transfer agent fees attributable to a specific class; (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a specific class; (iv) the expense of administrative personnel and services to support the shareholders of a specific class, including, but not limited to, fees and expenses under an administrative service agreement; (v) litigation or other legal expenses relating solely to one class; and (vi) directors' fees incurred as a result of issues relating to one class. Expenses in category (i) above must be allocated to the class for which such expenses are incurred. All other "Class Expenses" listed in categories (ii)-(vi) above may be allocated to a class but only if an officer of the Company has determined, subject to Board approval or ratification, which of such categories of expenses will be treated as Class Expenses consistent with applicable legal principles under the 1940 Act and the Internal Revenue Code of 1986 (the "Code").

      (c) Therefore, expenses of the Fund shall be apportioned to each class of shares depending on the nature of the expense item. Company Level Expenses and Fund Expenses shall be allocated among the classes of shares based on their relative net asset values. Approved Class Expenses shall be allocated to the particular class to which they are attributable. In addition, certain expenses may be allocated differently if their method of imposition changes. Thus, if a Class Expense can no longer be attributed to a class, it shall be charged to the Fund for allocation among the classes, as determined by the Board of Directors. Any additional Class Expenses not specifically identified above that are subsequently identified and determined to be properly allocated to one class of shares shall not be so allocated until approved by the Board of Directors of the Company in light of the requirements of the 1940 Act and the Code.

4. Exchange Privileges. The Class A, Class C and Institutional Class shares of the Fund may be exchanged at their relative NAVs for: (i) shares of the same class of the other fund; (ii) shares of a comparable class of another series of shares offered by the Company; or (iii) if the other series of shares offered by the Company does not have multiple classes of shares, the existing shares of such other series of the Company. Purchase of Fund shares by exchange are subject to the same minimum investment requirements and other criteria imposed for purchases made in any other manner.

5.    Quarterly  and Annual  Report.  The directors  shall receive  quarterly
      and annual  written  reports   concerning  all  allocated  Class
      Expenses  and expenditures   under  each   Distribution  Plan
      complying with paragraph (b)(3)(ii) of Rule 12b-1. The reports, including the allocations upon which they are based, shall be subject to the review and approval of the directors of the Company who are not "interested persons" of the Company (as defined in the 1940 Act), in the exercise of their fiduciary duties.

6. Waiver or Reimbursement of Expenses. Expenses may be waived or reimbursed by the Adviser or any other provider of services to the Fund without the prior approval of the Company's Board of Directors.

7. Effectiveness of Plan. The Plan shall not take effect until it has been approved by votes of a majority of both (i) the directors of the Company and (ii) those directors of the Company who are not "interested persons" of the Company, the Adviser, or the Distributor (as defined in the 1940
      Act) and who have no direct or indirect financial interest in the operation of this Plan, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan.

8. Material Modifications. This Plan may not be amended to materially modify its terms unless such amendment is approved in the manner provided for initial approval in Paragraph 7 hereof.

9. Limitation of Liability. The Board of Directors of the Company and the shareholders of the Fund shall not be liable for any obligations of the Fund under this Plan, and any person in asserting any rights or claims under this Plan shall look only to the assets and property of the Fund in settlement of such right or claim and not to such directors or shareholders.

      IN WITNESS WHEREOF, the Company, on behalf of the Fund, has adopted this Multiple Class Plan effective as of the _____ day of __________ 2003.

                                                                EXHIBIT 23(p)(5)



                                    FORM OF:

                              THE LARA GROUP, LTD.
                                 CODE OF ETHICS

                                       AND

                          STATEMENT ON INSIDER TRADING

























CODE OF ETHICS

                              THE WORLD FUNDS, INC.

      Rule 17j-1 under the Investment Company Act of 1940 (the "Act") requires registered investment companies, ("investment companies") and their investment advisors, and principal underwriters to adopt written codes of ethics designed to prevent fraudulent trading by those persons covered under Rule 17j-1. Rule 17j-1 also makes it unlawful for certain persons, including any officer or director of an investment company, in connection with the purchase or sale by such person of a security held or to be acquired by an investment company to:

      1. employ any device, scheme or artifice to defraud the investment company;


      2. make to the investment company any untrue statement of a material fact or omit to state to the investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

      3. engage in any act, practice or course of business which operates or would operate as a f fraud or deceit upon the investment company; or

      4. engage in any manipulative practice with respect to the investment company.

      Rule 17j-1 also requires that each investment company and its affiliates use reasonable diligence, and institute procedures reasonably necessary, to prevent violations of its code of ethics.

      In addition to Rule 17j-1 of the Act, the Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer. Section 204A of the Investment Advisors Act of 1940 (the "Advisors Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them.
Section 204A provides that every person subject to Section 204 of the Advisors Act shall be required to establish procedures to prevent insider trading.

      Attached to this Code of Ethics (the "Code"), as Exhibit A, is a Statement on Insider Trading. Any investment advisor who acts as such for any series of The World Funds, Inc. (the "Fund") and any broker-dealer who acts as the principal underwriter for any series of the Fund must comply with the policy and procedures outlined in the Statement on Insider Trading unless such investment advisor or principal underwriter has adopted a similar policy and procedures with respect to insider trading which are determined by the Fund's Board of Directors to comply with ITSFEA's requirements.

      This Code is being adopted by the Fund, (1) for implementation with respect to covered persons of the Fund; and (2) for implementation by any investment advisor to the Fund as that term is defined under the Act (each such investment advisor being deemed an "Investment Advisor" for purposes of this Code), and for any principal underwriter for the Fund, unless such investment advisor or principal underwriter has adopted a code of ethics and plan of implementation thereof which is determined by the Fund's Board of Directors to comply with the requirements of Rule 17j-1 and to be sufficient to effectuate the purpose and objectives of Rule 17j-1.

                         STATEMENT OF GENERAL PRINCIPLES

      This Code is based on the principle that the officers, directors, and employees of the Fund and the officers, directors, and employees of the Fund's investment advisor(s) owe a fiduciary duty to the shareholders of the Fund and, therefore, the Fund's and investment advisor's personnel must place the shareholders' interests ahead of their own. The Fund's and investment advisor's personnel must also avoid any conduct which could create a potential conflict of interest, and must ensure that their personal securities transactions do not in any way interfere with the Fund's portfolio transactions and that they do not take inappropriate advantage of their positions. Ail persons covered by this Code must adhere to these general principles as well as the Code's specific provisions, procedures, and restrictions.

                          DEFINITIONS

      For purposes of this Code:

      "Access Person" means any director officer, employee, or advisory person of the Fund, or those persons who have an active part in the management, portfolio selection, or underwriting functions of the Fund, or who, in the course of their normal duties, obtain prior information about the Fund's purchases or sales of securities (i.e. traders and analysts).

      "Advisory Person". With respect to an Investment Advisor, an Advisory Person means any director, officer, general partner, or employee who, in connection with his/her regular functions or duties, makes, participates in, or obtains current information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales, including any natural person in a control relationship to the Fund who obtains current information concerning recommendations made with regard to the purchase or sale of a security by the Fund.

      "Investment Personnel" shall mean any securities analyst, portfolio manager, or a member of an investment committee who is directly involved in the decision making process as to whether or not to purchase or sell a portfolio security and those persons who provide information and advice to a Portfolio Manager or who help execute a Portfolio Manager's decisions.

      "Fund Personnel" shall mean an Access Person, Advisory Person, and/or Investment Personnel.

      "Portfolio Manager" shall mean an employee of an Investment Advisor entrusted with the direct responsibility and authority to make investment decisions affecting the Fund.

      "Beneficial Ownership" shall be as defined in Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, which, generally speaking, encompass those situations where the beneficial owner has the right to enjoy some economic benefits which are substantially equivalent to ownership regardless of who is the registered owner. This would include:

       (i) securities which a person holds for his or her own benefit either in bearer form, registered in his or her own name or otherwise, regardless of whether the securities are owned individually or jointly;

      (ii) securities held in the name of a member of his or her immediate family sharing the same household;

      (iii) securities held by a trustee, executor, administrator, custodian or broker;

      (iv) securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

      (v) securities held by a corporation which can be regarded as a personal holding company of a person; and

      (vi) securities recently purchased by a person and awaiting transfer into his or her name.

      "Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include shares of registered open-end investment companies, securities issued by the Government of the United States or by Federal agencies which are direct obligations of the United States, bankers' acceptances, bank certificates of deposits, and commercial paper. A future or an option on a future will be deemed to be a security subject to this Code.

      "Purchase or sale of a security" includes the writing of an option to purchase or sell a security.

A security is "being considered for purchase or sale" or is "being purchased or sold" when a recommendation to purchase or sell the security has been made by an Investment Advisor and such determination has been communicated to the Fund. With respect to the Investment Advisor making the recommendation, a security is being considered for purchase or sale when an officer, director or employee of such Investment Advisor seriously considers making such a recommendation.

      Solely for purposes of this Code, any agent of the Fund charged with arranging the execution of a transaction shall be subject to the reporting requirements of this Code as to any such security as and from the time the security is identified to such agent as though such agent was an Investment Advisor hereunder.

      NOTE: An officer or employee of the Fund or an Investment Advisor whose duties do not include the advisory functions described above, who does not have access to the advisory information contemplated above, and whose assigned place of employment is at a location where no investment advisory services are performed for the Fund, is not an "Advisory Person" or an "Access Person" unless actual advance knowledge of a covered transaction is furnished to such person.

                             PROHIBITED TRANSACTIONS

      Fund Personnel shall not engage in any act, practice or course of conduct which would violate the provisions of Rule 17j-1 set forth above. No Access Person or Advisory Person shall purchase or sell, directly or indirectly any security in which he/she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which, to his/her actual knowledge, at the time of such purchase or sale (i) is being considered for purchase or sale by the Fund; or (ii) is being purchased or sold by the Fund; except that the prohibitions of this section shall not apply to:


      (1) purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control;
      (2) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person, or the Fund;
      (3) purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

      (4) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its Securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                   PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL

No Investment Personnel shall:

(a) acquire any securities in an initial public offering; or (b) acquire securities in a private placement without prior written approval of the Fund's compliance officer or other officer designated by the Board of Directors.


      In considering a request to invest in a private placement, the Fund's compliance officer will take into account, among other factors, whether the investment opportunity should be reserved for the Fund, and whether the opportunity is being offered to Investment Personnel by virtue of their/his/her position with the Fund. Should Investment Personnel be authorized to acquire securities through a private placement, they/he/she shall, in addition to reporting the transaction on the quarterly report to the Fund, disclose the interest in that investment to other Investment Personnel participating in that investment decision if and when they/he/she plays a part in the Fund's subsequent consideration of an investment in that issuer. In such a case, the Fund's decision to purchase securities of that issuer will be subject to an independent review by Investment Personnel who have no personal interest in the issuer.

                                BLACKOUT PERIODS

      No Access Person or Advisory Person shall execute a securities transaction on a day during which the Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, a Portfolio Manager is expressly prohibited from purchasing or selling a security within seven (7) calendar days before or after the Fund that he/she manages trades in that security.

      The foregoing prohibition of personal transactions during the seven day period following the execution of a transaction for the Fund shall not apply with respect to a security when the portfolio manager certifies in writing to the Compliance Officer that the Fund's trading program in that security is complete. Each transaction authorized by the Compliance Officer pursuant to this provision shall be reported to the Board by the Compliance Officer at the Board's next regular meeting.

      Should Fund Personnel trade within the proscribed period, such trade should be canceled if possible. If it is not possible to cancel the trade, all profits from the trade must be disgorged and the profits will be paid to a charity selected by the Fund Personnel and approved by the officers of the Fund.
      The prohibitions of this section shall not apply to:

      (1) purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control if the person making the investment decision with respect to such account has no actual knowledge about the Fund's pending "buy" or "sell" order;
      (2) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person, or the Fund;
      (3) purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and
      (4) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                               SHORT-TERM TRADING

      No Investment Personnel shall profit from the purchase and sale, or sale and purchase, of the same (or equivalent) securities which are owned by the Fund or which are of a type suitable for purchase by the Fund, within sixty (60) calendar days. Any profits realized on such short-term trades must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the officers of the Fund. The compliance officer or other officer designated by the Board of Directors may Permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

                                      GIFTS

     No Investment Personnel shall accept a gift or other thing of more than de minimis value ("gift") from any person or entity that does business with or on behalf of the Fund if such gift is in relation to the business of the employer of the recipient of the gift. In addition, any Investment Personnel who receives an unsolicited gift or a gift with an unclear status under this section shall promptly notify the compliance officer and accept the gift only upon written approval of the compliance officer.

                              SERVICE AS A DIRECTOR

      No Investment Personnel shall serve as a director of a publicly traded company absent prior written authorization from the Board of Directors based upon a determination that such board service would not be inconsistent with the interests of the Fund and its shareholders.


                              COMPLIANCE PROCEDURES


1. All Fund Personnel shall pre-clear their personal securities transactions prior to executing an order. A written request must be submitted to the Fund's compliance officer, and the compliance officer must give his/her written authorization prior to Fund Personnel placing a purchase or sell order with a broker. Should the compliance officer deny the request, he/she will give a reason for the denial. Approved request will remain valid for two
     (2) business days from the date of the approval.2

2. Fund Personnel shall instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

3. Fund Personnel, other than directors or officers required to report their securities transactions to a registered investment advisor pursuant to Rule 204-2(a)(12) or (13) under the Investment Advisors Act, shall submit reports showing all transactions in securities as defined herein in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership.

4. Each director, who is not an interested person of the Fund as defined in the Act, shall submit reports as required under subparagraph 3 above, but only for transactions in reportable securities where at the time of the transaction the director knew, or in the ordinary course of fulfilling his/her official duties as a director should have known, that during the seven (7) day period immediately preceding the date of the transaction by the director, such security was purchased or sold by the Fund or was being considered for purchase or sale by the Fund.

5. Every report required to be made under subparagraphs 3 and 4 above shall be made not later than ten (10) days after the end of the calendar quarter in which the transaction to which the report relates was effected. The report shall contain the following information concerning any transaction required to be reported therein:

      (a) the date of the transaction;

      (b)  the title and number of shares;

      (c)  the principal amount involved;

      (d) the nature of the transaction (i.e. purchase, sale, or other type of acquisition or disposition);

      (e) the price at which the transaction was effected; and

      (f) the name of the broker, dealer or bank with or through whom the transaction was effected.

6. The compliance officer shall identify all Fund Personnel who have a duty to make the reports required hereunder and shall inform each such person of such duty, and shall receive all reports required hereunder.

7. The compliance officer shall promptly report to the Fund's Board of Directors (a) any apparent violation of the prohibitions contained in this Code, and (b) any reported transactions in a security which was purchased or sold by the Fund within seven (7) days before or after the date of the reported transaction.

8. The Fund's Board of Directors, or a Committee of Directors created by the Board of Directors for that purpose, shall consider reports made to the Board of Directors hereunder and shall determine whether or not this Code has been violated and what sanctions, if any, should be imposed.

9. This Code, a list of all persons required to make reports hereunder from time to time, a copy of each report made by Fund Personnel, each memorandum made by the compliance officer hereunder, and a record of any violation hereof and any action taken as a result of such violation, shall be maintained by the Fund as required under Rule 17j-1.

10. Upon the commencement of employment of a person who would be deemed to fall within the definition of "Fund Personnel", that person must disclose all personal securities holdings to the compliance officer.

11. All Fund Personnel must report, on an annual basis, all personal securities holdings.

12. At least annually, all Fund Personnel will be required to certify that they (a) have read and understand the Code; (b) recognize that they are subject to the requirements outlined therein; (c) have complied with the requirements of the Code; (d) have disclosed and reported all personal securities transactions required to be disclosed; and (e) have disclosed all personal securities holdings.

13. The Fund's compliance officer shall prepare an annual report to the Fund's Board of Directors. Such report shall (a) include a copy of the Fund's Code; (b) summarize existing procedures concerning personal investing and any changes in the Code's policies or procedures during the past year; (c) identify any violations of the Code; and (d) identify any recommended changes in existing restrictions, policies or procedures based upon the Fund's experience under the Code, any evolving industry practices, or developments in applicable laws or regulations.

                                                                       EXHIBIT A

                          STATEMENT ON INSIDER TRADING

      The Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer, or any person associated with the investment advisor and/or broker-dealer.

      Section 204A of the Investment Advisers Act of 1940 (the "Advisers Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them. Section 204A provides that every person subject to
Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      Each investment advisor who acts as such for any series of The World Funds, Inc. (the "Fund") and each broker-dealer which acts as principal underwriter to any series of the Fund has adopted the following policy, procedures, and supervisory procedures in addition to the Fund's Code of Ethics. Throughout this document the investment advisor(s) and principal underwriter(s) shall collectively be called the "Providers".

                               SECTION I - POLICY

      The purpose of this Section 1 is to familiarize the officers, directors, and employees of the Providers with issues concerning insider trading and to assist them in putting into context the policy and procedures on insider trading.

Policy Statement:

      No person to whom this Statement on Insider Trading applies, including officers, directors, and employees, may trade, either personally or on behalf of others (such as mutual funds and private accounts managed by a Provider) while in possession of material, non-public information; nor may any officer, director, or employee of a Provider communicate material, non-public information to others in violation of the law. This conduct is frequently referred to as "insider trading." This policy applies to every officer, director, and employee of a Provider and extends to activities within and outside their duties as a Provider. It covers not only personal transactions of covered persons, but indirect trading by family, friends and others, or the non-public distribution of inside information from you to others. Every officer, director, and employee must read and retain this policy statement. Any questions regarding the policy and procedures should be referred to the compliance officer.

      The term "insider trading" is not defined in the Federal securities laws, but generally is used to refer to the use of material non-public information to trade in securities (whether or not one is an "insider") or the communications of material nonpublic information to others who may then seek to benefit from such information.
      While the law concerning insider trading is not static, it is generally understood that the law prohibits:

      (a) trading by an insider, while in possession of material non-public information, or

      (b) trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated, or
      (c)  communicating material non-public information to others.

      The elements of insider trading and the penalties for such unlawful conduct are discussed below.

1. Who is an Insider? The concept of "insider" is broad. It includes officers, directors, and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs and as a result is given access to information solely for the company's purposes. A temporary insider can include, among others, a company's attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, an investment advisor may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, the company must expect the outsider to keep the disclosed non-public information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

2. What is Material Information? Trading on inside information can be the basis for liability when the information is material. In general, information is "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company's securities. Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

3. What is Non-Public Information? Information is non-public until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, the Wall Street Journal or other publications of general circulation would be considered public. (Depending on the nature of the information, and the type and timing of the filing or other public release, it may be appropriate to allow for adequate time for the information to be "effectively" disseminated.)

4. Reason for Liability. (a) Fiduciary duty theory - in 1980 the Supreme Court found that there is no general duty to disclose before trading on material non-public information, but that such a duty arises only where there is a direct or indirect fiduciary relationship with the issuer or its agents. That is, there must be a relationship between the parties to the transaction such that one party has a right to expect that the other party will disclose any material non-public information or refrain from trading. (b) Misappropriation theory - another basis for insider trading liability is the ,'misappropriation" theory, where liability is established when trading occurs on material non-public information that was stolen or misappropriated from any other person.

5. Penalties for Insider Trading. Penalties for trading on or communicating material non-public information are severe, both for individuals and their employers. A person can be subject to some or all of the penalties below even if he or she does not personally benefit from the violation. Penalties include:

o     civil injunctions
o     treble damages
o     disgorgement of profits
o     jail sentences

o fines for the person who committed the violation of up to three times the profit gained or loss avoided, whether or not the person actually benefited, and
o fines for the employer or other controlling person of up to the greater of $1 million or three times the amount of the profit gained or loss avoided.

      In addition, any violation of this policy statement can be expected to result in serious sanctions by a Provider, including dismissal of the persons involved.

                             SECTION II - PROCEDURES

      The following procedures have been established to aid the officers, directors, and employees of a Provider in avoiding insider trading, and to aid in preventing, detecting, and imposing sanctions against insider trading. Every officer, director, and employee of a Provider must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability, and/or criminal penalties. If you have any questions about these procedures you should consult the compliance officer.

1. Identifying Inside Information. Before trading for yourself or others, including investment companies or private accounts managed by a Provider, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

      i. Is the information material? Is this information that an investor would consider important in making his or her investment decisions? Is this information that would substantially affect the market price of the securities if generally disclosed?

      ii. Is the information non-public? To whom has this information been provided? Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?

      If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information is material and non-public, you should take the following steps:

      (a)  Report the matter immediately to the compliance officer.

      (b) Do not purchase or sell the security on behalf of yourself or others, including investment companies or private accounts managed by a Provider.

      (c) Do not communicate the information to anybody, other than to the compliance official.

      (d) After the compliance official has reviewed the issue, you will be instructed to either continue the prohibitions against trading and communication, or you will be allowed to communicate the information and then trade.

2. Personal Security Trading. Ail officers, directors, and employees of a Provider (other than officers, directors and employees who are required to report their securities transactions to a registered investment company in accordance with a Code of Ethics) shall submit to the compliance officer, on a quarterly basis, a report of every securities transaction in which they, their families (including the spouse, minor children, and adults living in the same household as the officer, director, or employee), and trusts of which they are trustees or in which they have a beneficial interest have participated, or at such lesser intervals as may be required from time to time. The report shall include the name of the security, date of the transaction, quantity, price, and broker-dealer through which the transaction was effected. Ail officers, directors and employees must also instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

3. Restricting Access to Material Non-public Information. Any information in your possession that you identify as material and non-public may not be communicated other than in the course of performing your duties to anyone, including persons within your company, except as provided in paragraph I above. In addition, care should be taken so that such information is secure. For example, files containing material non-public information should be sealed; access to computer files containing material non-public information should be restricted.

4. Resolving Issues Concerning Insider Trading. If, after consideration of the items set forth in paragraph 1, doubt remains as to whether information is material or non-public, or if there is any unresolved question as to the applicability or interpretation of the foregoing procedures, or as to the propriety of any action, it must be discussed with the compliance officer before trading or communicating the information to anyone.


                              SECTION III - SUPERVISION

      The role of the compliance officer is critical to the implementation and maintenance of this Statement on Insider Trading. These supervisory procedures can be divided into two classifications, (1) the prevention of insider trading, and (2) the detection of insider trading.

1. Prevention of Insider Trading:

      To prevent insider trading the compliance official should:

      (a) answer promptly any questions regarding the Statement on Insider Trading;
      (b) resolve issues of whether information received by an officer, director, or employee is material and nonpublic;
      (c) review and ensure that officers, directors, and employees review, at least annually, and update as necessary, the Statement on Insider Trading; and
      (d) when it has been determined that an officer, director, or employee has material non-public information, (i) implement measures to prevent dissemination of such information, and (ii) if necessary, restrict officers, directors, and employees from trading the securities.

2. Detection of Insider Trading:


To detect insider trading, the Compliance Officer should:

      (a) review the trading activity reports filed by each officer, director, and employee, to ensure no trading took place in securities in which the Provider has material non-public information;
      (b) review the trading activity of the mutual funds managed by the investment advisor and the mutual funds which the broker-dealer acts as principal underwriter;
      (c) coordinate, if necessary, the review of such reports with other appropriate officers, directors, or employees of a Provider and The World Funds, Inc.

3. Special Reports to Management:

      Promptly, upon learning of a potential violation of the Statement on Insider Trading, the Compliance Officer must prepare a written report to management of the Provider, and provide a copy of such report to the Board of Directors of The World Funds, Inc., providing full details and recommendations for further action.

4.    Annual Reports:

      On an annual basis, the Compliance Officer of each Provider will prepare a written report to the management of the Provider, and provide a copy of such report to the Board of Directors of The World Funds, Inc., setting forth the following:

      (a) a summary of the existing procedures to detect and prevent insider trading;
      (b) full details of any investigation, either internal or by a regulatory agency, of any suspected insider trading and the results of such investigation;
      (c) an evaluation of the current procedures and any recommendations for improvement.

                                                                       EXHIBIT B

                              THE WORLD FUNDS, INC.

                                 CODE OF ETHICS
                                 INITIAL REPORT

To the Compliance Officer of The World Funds, Inc.:

      1. I hereby acknowledged receipt of a copy of the Code of Ethics for The World Funds, Inc.

      2. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund.

      4. As of the date below I had a direct or indirect beneficial ownership in the following securities:

Name of Security               Number of Shares          Type of Interest
(Direct or Indirect)






Date:______________________________________ Signature:_________________________

Print Name:_______________________________

                                                                       EXHIBIT C
                              THE WORLD FUNDS, INC.
                                 CODE OF ETHICS
                                  ANNUAL REPORT

TO the Compliance Officer of The World Funds, Inc.:

      1. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

      2. I hereby certify that, during the year ended December 31, _____ , I have complied with the requirements of the Code and I have reported all securities transactions required to be reported pursuant to the Code.

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as any economic relationship between my transactions and securities held or to be acquired by the Fund.

      4. As of December 31, _____ , I had a direct or indirect beneficial ownership in the following securities:

Name of Security               Number of Shares          Type of Interest
(Direct or Indirect)



Date:___________________________________  Signature:___________________________


Print Name:___________________________

                                                                       EXHIBIT D
                                         THE WORLD FUNDS, INC.

                                 Securities Transactions Report


For the Calendar Quarter Ended:_____________________

To the Compliance Officer of The World Funds, Inc.:

      During the quarter referred to above, the following transactions were effected in securities of which I had, or by reason of such transaction acquired, direct or indirect beneficial ownership and which are required to be reported pursuant to the Code of Ethics adopted by The World Funds, Inc.

SECURITY        DATE OF NO. OF  DOLLAR     NATURE OF       PRICE   BROKER-DEALER
                TRANS.  SHARES  AMOUNT OF  TRANSACTION             OR BANK
                                TRANS.     (Purchase,              THROUGH
                                            Sale,                  WHOM
                                            Other)                 EFFECTED
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      This report (i) excludes transactions with respect to which I had no direct or indirect influence or control, (ii) other transactions not required to be reported, and (iii) is not an admission that I have or had any direct or indirect beneficial ownership in the securities listed above.

      Except as noted on the reverse side of this report, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Fund, such as the existence of any economic relationship between my transactions and securities held or to be acquired by the Fund.

Date:________________________________ Signature:_______________________________

Print Name:______________________________________


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    1 In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed reimbursement of the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board of Directors determined that the Plan should provide for such reimbursement and that adoption of the Plan would be prudent and in the best interests of the Company and the Fund's shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Company, the Fund and the Fund's shareholders. 2 It is the current position of the U.S. Securities and Exchange Commission that a Company adopting a plan pursuant to Rule 12b-1 under the 1940 Act commit to having a majority of its Board of Directors comprised of directors who are not interested persons of the Company. The Company currently complies with such provision and has undertaken to comply with such provision of Rule 12b-1 so long as it is in effect.
2 The Board has determined that placement of a limit order constitutes a transaction requiring approval, and the limit order must be placed within two days from the date of approval. Implementation of a limit order in accordance with its approved terms is a ministerial act which occurs in the future by the terms of the limit order, and does not require approval. A change of terms in, or withdrawal of, a standing limit order is an investment decision for which clearance must be obtained.